UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR® TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis, & Bockius, LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Report to Shareholders.

(a) The Reports to Shareholders are attached herewith.

The Communication Services Select Sector SPDR Fund

XLC

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about the The Communication Services Select Sector SPDR Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLC. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Communication Services Select Sector SPDR Fund	$4	0.08%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$20,307,352,223
  Number of Portfolio Holdings26
  Portfolio Turnover Rate16%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Interactive Media & Services	31.8%
Entertainment	31.0%
Media	23.7%
Diversified Telecommunication Services	9.0%
Wireless Telecommunication Services	4.5%

Top Ten Holdings

Holdings	%
Meta Platforms, Inc., Class A	15.1%
Alphabet, Inc., Class A	8.2%
Alphabet, Inc., Class C	6.8%
Netflix, Inc.	6.2%
Warner Bros Discovery, Inc.	4.6%
Live Nation Entertainment, Inc.	4.6%
Verizon Communications, Inc.	4.5%
Comcast Corp., Class A	4.5%
T-Mobile U.S., Inc.	4.5%
Walt Disney Co.	4.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLC.

TSR SAR XLC

The Consumer Discretionary Select Sector SPDR Fund

XLY

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about the The Consumer Discretionary Select Sector SPDR Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLY. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Consumer Discretionary Select Sector SPDR Fund	$4	0.08%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$19,893,732,271
  Number of Portfolio Holdings54
  Portfolio Turnover Rate9%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Hotels, Restaurants & Leisure	26.8%
Specialty Retail	23.1%
Broadline Retail	22.9%
Automobiles	17.1%
Textiles, Apparel & Luxury Goods	4.2%
Household Durables	4.1%
Distributors	1.1%
Auto Components	0.4%
Leisure Products	0.2%

Top Ten Holdings

Holdings	%
Amazon.com, Inc.	22.0%
Tesla, Inc.	14.7%
Home Depot, Inc.	7.4%
McDonald's Corp.	4.7%
Booking Holdings, Inc.	4.4%
TJX Cos., Inc.	3.9%
Lowe's Cos., Inc.	3.8%
Starbucks Corp.	3.2%
O'Reilly Automotive, Inc.	2.4%
NIKE, Inc., Class B	2.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLY.

TSR SAR XLY

The Consumer Staples Select Sector SPDR Fund

XLP

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about the The Consumer Staples Select Sector SPDR Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLP. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Consumer Staples Select Sector SPDR Fund	$4	0.08%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$16,779,713,495
  Number of Portfolio Holdings41
  Portfolio Turnover Rate4%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Consumer Staples Distribution & Retail	29.0%
Household Products	19.4%
Beverages	18.9%
Food Products	18.4%
Tobacco	10.2%
Personal Care Products	3.7%

Top Ten Holdings

Holdings	%
Costco Wholesale Corp.	9.7%
Procter & Gamble Co.	9.2%
Walmart, Inc.	8.8%
Coca-Cola Co.	6.4%
Philip Morris International, Inc.	5.7%
PepsiCo, Inc.	4.8%
Mondelez International, Inc., Class A	4.6%
Altria Group, Inc.	4.5%
Colgate-Palmolive Co.	4.5%
Target Corp.	2.9%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLP.

TSR SAR XLP

The Energy Select Sector SPDR Fund

XLE

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about the The Energy Select Sector SPDR Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLE. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Energy Select Sector SPDR Fund	$4	0.08%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$33,409,438,610
  Number of Portfolio Holdings26
  Portfolio Turnover Rate7%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Oil, Gas & Consumable Fuels	91.5%
Energy Equipment & Services	8.2%

Top Ten Holdings

Holdings	%
Exxon Mobil Corp.	23.3%
Chevron Corp.	16.0%
ConocoPhillips	7.7%
Williams Cos., Inc.	4.4%
EOG Resources, Inc.	4.3%
ONEOK, Inc.	4.1%
Schlumberger NV	3.9%
Kinder Morgan, Inc.	3.6%
Phillips 66 Co.	3.4%
Marathon Petroleum Corp.	3.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLE.

TSR SAR XLE

The Financial Select Sector SPDR Fund

XLF

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about the The Financial Select Sector SPDR Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLF. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Financial Select Sector SPDR Fund	$4	0.08%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$52,080,588,677
  Number of Portfolio Holdings76
  Portfolio Turnover Rate2%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Financial Services	34.0%
Banks	23.6%
Capital Markets	21.9%
Insurance	16.3%
Consumer Finance	4.0%

Top Ten Holdings

Holdings	%
Berkshire Hathaway, Inc., Class B	14.0%
JPMorgan Chase & Co.	9.8%
Visa, Inc., Class A	8.6%
Mastercard, Inc., Class A	6.4%
Bank of America Corp.	4.0%
Wells Fargo & Co.	3.4%
Goldman Sachs Group, Inc.	2.4%
Progressive Corp.	2.4%
S&P Global, Inc.	2.3%
American Express Co.	2.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLF.

TSR SAR XLF

The Health Care Select Sector SPDR Fund

XLV

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about the The Health Care Select Sector SPDR Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLV. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Health Care Select Sector SPDR Fund	$4	0.08%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$38,484,645,500
  Number of Portfolio Holdings62
  Portfolio Turnover Rate1%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Pharmaceuticals	30.6%
Health Care Equipment & Supplies	22.0%
Health Care Providers & Services	21.2%
Biotechnology	17.1%
Life Sciences Tools & Services	9.0%

Top Ten Holdings

Holdings	%
Eli Lilly & Co.	12.2%
UnitedHealth Group, Inc.	9.1%
Johnson & Johnson	7.5%
AbbVie, Inc.	6.9%
Abbott Laboratories	4.3%
Merck & Co., Inc.	4.3%
Thermo Fisher Scientific, Inc.	3.6%
Intuitive Surgical, Inc.	3.3%
Amgen, Inc.	3.1%
Boston Scientific Corp.	2.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLV.

TSR SAR XLV

The Industrial Select Sector SPDR Fund

XLI

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about the The Industrial Select Sector SPDR Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLI. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Industrial Select Sector SPDR Fund	$4	0.08%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$19,952,633,142
  Number of Portfolio Holdings81
  Portfolio Turnover Rate2%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Ten Industries

Industry	%
Aerospace & Defense	24.3%
Machinery	19.0%
Ground Transportation	11.1%
Electrical Equipment	8.6%
Professional Services	8.1%
Commercial Services & Supplies	7.3%
Building Products	6.1%
Industrial Conglomerates	5.4%
Air Freight & Logistics	4.1%
Trading Companies & Distributors	3.2%

Top Ten Holdings

Holdings	%
General Electric Co.	5.3%
RTX Corp.	4.4%
Caterpillar, Inc.	3.9%
Uber Technologies, Inc.	3.8%
Union Pacific Corp.	3.5%
Honeywell International, Inc.	3.4%
Boeing Co.	3.2%
Automatic Data Processing, Inc.	3.1%
Deere & Co.	2.9%
Eaton Corp. PLC	2.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLI.

TSR SAR XLI

The Materials Select Sector SPDR Fund

XLB

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about the The Materials Select Sector SPDR Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLB. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Materials Select Sector SPDR Fund	$4	0.08%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$5,207,306,024
  Number of Portfolio Holdings29
  Portfolio Turnover Rate20%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Chemicals	61.8%
Metals & Mining	15.5%
Containers & Packaging	14.6%
Construction Materials	7.8%

Top Ten Holdings

Holdings	%
Linde PLC	18.6%
Sherwin-Williams Co.	6.8%
Air Products & Chemicals, Inc.	5.5%
Ecolab, Inc.	5.4%
Newmont Corp.	4.9%
Corteva, Inc.	4.7%
Freeport-McMoRan, Inc.	4.6%
DuPont de Nemours, Inc.	4.1%
Vulcan Materials Co.	4.0%
Martin Marietta Materials, Inc.	3.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLB.

TSR SAR XLB

The Real Estate Select Sector SPDR Fund

XLRE

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about the The Real Estate Select Sector SPDR Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLRE. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Real Estate Select Sector SPDR Fund	$4	0.08%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$7,352,016,919
  Number of Portfolio Holdings33
  Portfolio Turnover Rate2%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Specialized REITs	42.0%
Health Care REITs	14.0%
Residential REITs	13.0%
Retail REITs	12.5%
Industrial REITs	9.6%
Real Estate Management & Development	6.7%
Hotel & Resort REITs	0.9%
Office REITs	0.9%

Top Ten Holdings

Holdings	%
Prologis, Inc.	9.6%
American Tower Corp.	9.4%
Welltower, Inc.	8.6%
Equinix, Inc.	7.3%
Simon Property Group, Inc.	4.7%
Realty Income Corp.	4.7%
Public Storage	4.4%
Digital Realty Trust, Inc.	4.2%
Crown Castle, Inc.	4.2%
CBRE Group, Inc., Class A	3.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLRE.

TSR SAR XLRE

The Technology Select Sector SPDR Fund

XLK

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about the The Technology Select Sector SPDR Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLK. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Technology Select Sector SPDR Fund	$4	0.08%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$64,163,189,542
  Number of Portfolio Holdings72
  Portfolio Turnover Rate1%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Software	35.6%
Semiconductors & Semiconductor Equipment	31.7%
Technology Hardware, Storage & Peripherals	17.3%
IT Services	6.8%
Communications Equipment	5.2%
Electronic Equipment, Instruments & Components	3.3%

Top Ten Holdings

Holdings	%
Apple, Inc.	15.6%
Microsoft Corp.	13.0%
NVIDIA Corp.	12.4%
Broadcom, Inc.	4.0%
Salesforce, Inc.	3.1%
Cisco Systems, Inc.	3.0%
International Business Machines Corp.	2.8%
Oracle Corp.	2.8%
Accenture PLC, Class A	2.4%
Palantir Technologies, Inc., Class A	2.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLK.

TSR SAR XLK

The Utilities Select Sector SPDR Fund

XLU

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

March 31, 2025

This semi-annual shareholder report contains important information about the The Utilities Select Sector SPDR Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.sectorspdrs.com/mainfund/XLU. You can also request this information about the Fund by contacting us at 1-866-SECTOR-ETF.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Utilities Select Sector SPDR Fund	$4	0.08%

Key Fund Statistics as of 3/31/2025

  Total Net Assets$17,958,774,054
  Number of Portfolio Holdings34
  Portfolio Turnover Rate1%

What did the Fund invest in as of 3/31/2025? (as a percentage of total net assets)

Top Industries

Industry	%
Electric Utilities	64.3%
Multi-Utilities	27.0%
Independent Power and Renewable Electricity Producers	4.0%
Water Utilities	2.4%
Gas Utilities	2.0%

Top Ten Holdings

Holdings	%
NextEra Energy, Inc.	12.0%
Southern Co.	8.3%
Duke Energy Corp.	7.8%
Constellation Energy Corp.	5.2%
American Electric Power Co., Inc.	4.8%
Dominion Energy, Inc.	3.9%
Exelon Corp.	3.8%
Sempra	3.7%
Public Service Enterprise Group, Inc.	3.4%
Xcel Energy, Inc.	3.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.sectorspdrs.com/mainfund/XLU.

TSR SAR XLU

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	A Schedule of Investments for each applicable series of the registrant is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

The Select Sector SPDR Trust
Semi-Annual Financial Statements and Other Information

March 31, 2025

Select Sector SPDR Funds
The Select Sector SPDR Trust consists of eleven separate investment portfolios (each a “Select Sector SPDR Fund” or a “Fund” and collectively the “Select Sector SPDR Funds” or the “Funds”).
Select Sector SPDR Funds are “index funds” that unbundle the benchmark S&P 500®† and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of eleven major industry sectors that make up the S&P 500®, in the same way as they would buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on NYSE Arca, Inc.
Eleven Select Sector SPDR Funds
Shares are available for exchange trading in the following Funds of The Select Sector SPDR Trust:
The Communication Services Select Sector SPDR Fund	XLC
The Consumer Discretionary Select Sector SPDR Fund	XLY
The Consumer Staples Select Sector SPDR Fund	XLP
The Energy Select Sector SPDR Fund	XLE
The Financial Select Sector SPDR Fund	XLF
The Health Care Select Sector SPDR Fund	XLV
The Industrial Select Sector SPDR Fund	XLI
The Materials Select Sector SPDR Fund	XLB
The Real Estate Select Sector SPDR Fund	XLRE
The Technology Select Sector SPDR Fund	XLK
The Utilities Select Sector SPDR Fund	XLU
Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund’s portfolio is comprised principally of shares of constituent companies in the S&P 500®. Each stock in the S&P 500® is allocated to one Select Sector Index. The combined companies of the eleven Select Sector Indexes represent all of the companies in the S& P 500®. Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.
Objective
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversification, sector investments may also offer opportunities for returns greater than an investment in the entire constituents of the S&P 500®.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor, ALPS Portfolio Solutions Distributor, Inc., by calling 1-866-SECTOR-ETF (1-866-732-8673). Please read the prospectus carefully before you invest.
† S&P 500: the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged, index of common stock prices.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.0%
AT&T, Inc.	32,120,252	$908,360,726
Verizon Communications, Inc.	20,144,955	913,775,159
		1,822,135,885
ENTERTAINMENT — 31.0%
Electronic Arts, Inc.	6,274,670	906,815,308
Live Nation Entertainment, Inc. (a)	7,097,812	926,832,291
Netflix, Inc. (a)	1,347,566	1,256,645,722
Take-Two Interactive Software, Inc. (a)	4,300,326	891,242,563
TKO Group Holdings, Inc.	3,014,018	460,572,091
Walt Disney Co.	9,228,678	910,870,519
Warner Bros Discovery, Inc. (a)	87,259,685	936,296,420
		6,289,274,914
INTERACTIVE MEDIA & SERVICES — 31.8%
Alphabet, Inc. Class A	10,830,239	1,674,788,159
Alphabet, Inc. Class C	8,777,498	1,371,308,512
Match Group, Inc.	11,365,564	354,605,597
Meta Platforms, Inc. Class A	5,315,489	3,063,635,240
		6,464,337,508
MEDIA — 23.7%
Charter Communications, Inc. Class A (a)	2,452,730	903,904,587
Comcast Corp. Class A	24,716,097	912,023,979
Fox Corp. Class A	9,860,804	558,121,507
Fox Corp. Class B	5,971,534	314,759,557
Interpublic Group of Cos., Inc.	16,861,764	457,965,510
News Corp. Class A	17,112,595	465,804,836
News Corp. Class B (b)	5,056,589	153,568,608
Omnicom Group, Inc.	8,894,072	737,407,510
Paramount Global Class B	26,930,646	322,090,526
		4,825,646,620
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 4.5%
T-Mobile U.S., Inc.	3,416,348	$911,174,175
TOTAL COMMON STOCKS (Cost $18,071,445,576)		20,312,569,102
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	39,591,285	39,591,285
State Street Navigator Securities Lending Portfolio II (e) (f)	63,269,993	63,269,993
TOTAL SHORT-TERM INVESTMENTS (Cost $102,861,278)		102,861,278
TOTAL INVESTMENTS — 100.5% (Cost $18,174,306,854)		20,415,430,380
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(108,078,157)
NET ASSETS — 100.0%		$20,307,352,223
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Communication Services Select Sector Index (long)	300	06/20/2025	$38,230,740	$38,156,250	$(74,490)
During the period ended March 31, 2025, the average notional value related to futures contracts was $17,895,179.
See accompanying notes to financial statements.

THE COMMUNICATION SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,312,569,102	$—	$—	$20,312,569,102
Short-Term Investments	102,861,278	—	—	102,861,278
TOTAL INVESTMENTS	$20,415,430,380	$—	$—	$20,415,430,380
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(74,490)	$—	$—	$(74,490)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(74,490)	$—	$—	$(74,490)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	33,446,835	$33,446,835	$179,175,429	$173,030,979	$—	$—	39,591,285	$39,591,285	$595,983
State Street Navigator Securities Lending Portfolio II	66,957,166	66,957,166	1,306,623,178	1,310,310,351	—	—	63,269,993	63,269,993	140,556
Total		$100,404,001	$1,485,798,607	$1,483,341,330	$—	$—		$102,861,278	$736,539
See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTO COMPONENTS — 0.4%
Aptiv PLC (a)	1,304,068	$77,592,046
AUTOMOBILES — 17.1%
Ford Motor Co.	22,124,088	221,904,603
General Motors Co.	5,655,276	265,967,630
Tesla, Inc. (a)	11,271,261	2,921,060,001
		3,408,932,234
BROADLINE RETAIL — 22.9%
Amazon.com, Inc. (a)	22,977,844	4,371,764,600
eBay, Inc. (b)	2,722,417	184,389,303
		4,556,153,903
DISTRIBUTORS — 1.1%
Genuine Parts Co.	790,232	94,148,240
LKQ Corp. (b)	1,477,483	62,852,127
Pool Corp. (b)	216,277	68,851,783
		225,852,150
HOTELS, RESTAURANTS & LEISURE — 26.8%
Airbnb, Inc. Class A (a)	2,460,263	293,903,018
Booking Holdings, Inc.	188,077	866,453,812
Caesars Entertainment, Inc. (a) (b)	1,207,650	30,191,250
Carnival Corp. (a)	5,955,177	116,304,607
Chipotle Mexican Grill, Inc. (a)	7,703,255	386,780,434
Darden Restaurants, Inc.	665,815	138,329,724
Domino's Pizza, Inc. (b)	196,309	90,194,170
DoorDash, Inc. Class A (a)	1,928,268	352,429,542
Expedia Group, Inc.	700,969	117,832,889
Hilton Worldwide Holdings, Inc.	1,367,531	311,181,679
Las Vegas Sands Corp. (b)	1,953,124	75,449,180
Marriott International, Inc. Class A	1,300,580	309,798,156
McDonald's Corp.	2,986,667	932,945,171
MGM Resorts International (a) (b)	1,271,526	37,688,031
Norwegian Cruise Line Holdings Ltd. (a) (b)	2,499,180	47,384,453
Royal Caribbean Cruises Ltd. (b)	1,407,298	289,115,301
Starbucks Corp.	6,454,595	633,131,224
Wynn Resorts Ltd. (b)	509,137	42,512,939
Yum! Brands, Inc.	1,586,153	249,597,036
		5,321,222,616
HOUSEHOLD DURABLES — 4.1%
DR Horton, Inc.	1,611,931	204,924,788
Garmin Ltd.	873,098	189,575,769
Lennar Corp. Class A	1,327,203	152,336,360
Mohawk Industries, Inc. (a)	297,818	34,004,859
NVR, Inc. (a)	17,007	123,205,341
PulteGroup, Inc.	1,150,688	118,290,726
		822,337,843
LEISURE PRODUCTS — 0.2%
Hasbro, Inc.	745,308	45,828,989
Security Description	Shares	Value
SPECIALTY RETAIL — 23.1%
AutoZone, Inc. (a)	95,370	$363,624,829
Best Buy Co., Inc. (b)	1,105,799	81,397,864
CarMax, Inc. (a)	874,150	68,113,768
Home Depot, Inc.	4,001,232	1,466,411,516
Lowe's Cos., Inc.	3,206,591	747,873,219
O'Reilly Automotive, Inc. (a)	326,694	468,015,291
Ross Stores, Inc.	1,875,156	239,626,185
TJX Cos., Inc.	6,384,053	777,577,655
Tractor Supply Co. (b)	3,036,208	167,295,061
Ulta Beauty, Inc. (a)	263,543	96,599,051
Williams-Sonoma, Inc.	699,694	110,621,621
		4,587,156,060
TEXTILES, APPAREL & LUXURY GOODS — 4.2%
Deckers Outdoor Corp. (a)	862,662	96,454,238
Lululemon Athletica, Inc. (a) (b)	636,852	180,267,327
NIKE, Inc. Class B	6,713,800	426,192,024
Ralph Lauren Corp.	226,699	50,041,537
Tapestry, Inc.	1,176,640	82,847,223
		835,802,349
TOTAL COMMON STOCKS (Cost $20,609,284,752)		19,880,878,190
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	10,097,781	10,097,781
State Street Navigator Securities Lending Portfolio II (e) (f)	90,426,124	90,426,124
TOTAL SHORT-TERM INVESTMENTS (Cost $100,523,905)		100,523,905
TOTAL INVESTMENTS — 100.4% (Cost $20,709,808,657)		19,981,402,095
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(87,669,824)
NET ASSETS — 100.0%		$19,893,732,271
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Consumer Discretionary Select Sector Index (long)	55	06/20/2025	$11,282,464	$11,068,200	$(214,264)
During the period ended March 31, 2025, the average notional value related to futures contracts was $1,581,171.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,880,878,190	$—	$—	$19,880,878,190
Short-Term Investments	100,523,905	—	—	100,523,905
TOTAL INVESTMENTS	$19,981,402,095	$—	$—	$19,981,402,095
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(214,264)	$—	$—	$(214,264)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(214,264)	$—	$—	$(214,264)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,146,122	$10,146,122	$152,886,436	$152,934,777	$—	$—	10,097,781	$10,097,781	$449,788
State Street Navigator Securities Lending Portfolio II	48,327,921	48,327,921	1,914,803,717	1,872,705,514	—	—	90,426,124	90,426,124	93,957
Total		$58,474,043	$2,067,690,153	$2,025,640,291	$—	$—		$100,523,905	$543,745
See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BEVERAGES — 18.9%
Brown-Forman Corp. Class B (a)	1,852,412	$62,870,863
Coca-Cola Co.	15,029,881	1,076,440,077
Constellation Brands, Inc. Class A	1,580,642	290,079,420
Keurig Dr. Pepper, Inc.	12,143,795	415,560,665
Molson Coors Beverage Co. Class B (a)	1,751,182	106,594,448
Monster Beverage Corp. (b)	7,122,046	416,782,132
PepsiCo, Inc.	5,324,002	798,280,860
		3,166,608,465
CONSUMER STAPLES DISTRIBUTION & RETAIL — 29.0%
Costco Wholesale Corp.	1,723,152	1,629,722,699
Dollar General Corp.	2,236,903	196,690,881
Dollar Tree, Inc. (b)	2,056,003	154,344,145
Kroger Co.	6,771,193	458,342,054
Sysco Corp.	4,976,048	373,402,642
Target Corp.	4,660,528	486,372,702
Walgreens Boots Alliance, Inc. (a)	7,295,275	81,488,222
Walmart, Inc.	16,839,770	1,478,363,408
		4,858,726,753
FOOD PRODUCTS — 18.4%
Archer-Daniels-Midland Co.	4,867,265	233,677,393
Bunge Global SA	1,357,712	103,756,351
Campbell's Co. (a)	2,001,243	79,889,620
Conagra Brands, Inc.	4,854,935	129,481,116
General Mills, Inc.	5,606,715	335,225,490
Hershey Co. (a)	1,502,739	257,013,451
Hormel Foods Corp.	2,959,618	91,570,581
J.M. Smucker Co.	1,082,359	128,162,129
Kellanova	2,734,678	225,583,588
Kraft Heinz Co.	8,872,814	269,999,730
Lamb Weston Holdings, Inc. (a)	1,450,822	77,328,813
McCormick & Co., Inc.	2,568,438	211,408,132
Mondelez International, Inc. Class A	11,262,338	764,149,633
Tyson Foods, Inc. Class A	2,910,870	185,742,615
		3,092,988,642
HOUSEHOLD PRODUCTS — 19.4%
Church & Dwight Co., Inc.	2,501,814	275,424,703
Clorox Co.	1,253,014	184,506,312
Colgate-Palmolive Co.	8,057,989	755,033,569
Security Description	Shares	Value
Kimberly-Clark Corp.	3,373,602	$479,793,677
Procter & Gamble Co.	9,102,481	1,551,244,812
		3,246,003,073
PERSONAL CARE PRODUCTS — 3.7%
Estee Lauder Cos., Inc. Class A	2,381,820	157,200,120
Kenvue, Inc.	19,500,805	467,629,304
		624,829,424
TOBACCO — 10.2%
Altria Group, Inc.	12,659,075	759,797,682
Philip Morris International, Inc.	6,035,776	958,058,724
		1,717,856,406
TOTAL COMMON STOCKS (Cost $18,019,725,842)		16,707,012,763
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	25,961,164	25,961,164
State Street Navigator Securities Lending Portfolio II (e) (f)	93,327,006	93,327,006
TOTAL SHORT-TERM INVESTMENTS (Cost $119,288,170)		119,288,170
TOTAL INVESTMENTS — 100.3% (Cost $18,139,014,012)		16,826,300,933
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(46,587,438)
NET ASSETS — 100.0%		$16,779,713,495
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Consumer Staples Select Sector Index (long)	807	06/20/2025	$64,976,717	$67,013,280	$2,036,563
During the period ended March 31, 2025, the average notional value related to futures contracts was $41,877,156.
See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$16,707,012,763	$—	$—	$16,707,012,763
Short-Term Investments	119,288,170	—	—	119,288,170
TOTAL INVESTMENTS	$16,826,300,933	$—	$—	$16,826,300,933
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$2,036,563	$—	$—	$2,036,563
TOTAL OTHER FINANCIAL INSTRUMENTS:	$2,036,563	$—	$—	$2,036,563
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,385,481	$27,385,481	$373,133,270	$374,557,587	$—	$—	25,961,164	$25,961,164	$656,247
State Street Navigator Securities Lending Portfolio II	68,582,092	68,582,092	1,622,058,856	1,597,313,942	—	—	93,327,006	93,327,006	112,779
Total		$95,967,573	$1,995,192,126	$1,971,871,529	$—	$—		$119,288,170	$769,026
See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ENERGY EQUIPMENT & SERVICES — 8.2%
Baker Hughes Co. (a)	21,855,452	$960,547,115
Halliburton Co.	19,161,975	486,139,306
Schlumberger NV (a)	30,921,960	1,292,537,928
		2,739,224,349
OIL, GAS & CONSUMABLE FUELS — 91.5%
APA Corp. (a)	8,166,017	171,649,677
Chevron Corp. (a)	32,053,106	5,362,164,103
ConocoPhillips (a)	24,469,330	2,569,769,037
Coterra Energy, Inc. (a)	16,256,113	469,801,666
Devon Energy Corp. (a)	14,500,205	542,307,667
Diamondback Energy, Inc.	4,124,964	659,499,244
EOG Resources, Inc. (a)	11,259,294	1,443,891,863
EQT Corp. (a)	13,170,948	703,723,752
Expand Energy Corp.	4,642,028	516,750,557
Exxon Mobil Corp. (a)	65,531,483	7,793,659,273
Hess Corp. (a)	6,100,864	974,491,007
Kinder Morgan, Inc. (a)	42,670,772	1,217,397,125
Marathon Petroleum Corp. (a)	6,975,374	1,016,242,238
Occidental Petroleum Corp. (a)	14,913,157	736,113,429
ONEOK, Inc. (a)	13,695,259	1,358,843,598
Phillips 66 Co.	9,116,155	1,125,662,819
Targa Resources Corp. (a)	4,813,442	964,950,718
Texas Pacific Land Corp.	415,803	550,934,817
Valero Energy Corp. (a)	6,988,184	922,929,461
Williams Cos., Inc.	24,852,513	1,485,186,177
		30,585,968,228
TOTAL COMMON STOCKS (Cost $32,331,471,424)		33,325,192,577
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b) (c)	70,017,363	$70,017,363
State Street Navigator Securities Lending Portfolio II (d) (e)	182,630,625	182,630,625
TOTAL SHORT-TERM INVESTMENTS (Cost $252,647,988)		252,647,988
TOTAL INVESTMENTS — 100.5% (Cost $32,584,119,412)		33,577,840,565
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(168,401,955)
NET ASSETS — 100.0%		$33,409,438,610
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Energy Select Sector Index (long)	800	06/20/2025	$75,488,000	$79,013,360	$3,525,360
During the period ended March 31, 2025, the average notional value related to futures contracts was $138,284,311.
See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$33,325,192,577	$—	$—	$33,325,192,577
Short-Term Investments	252,647,988	—	—	252,647,988
TOTAL INVESTMENTS	$33,577,840,565	$—	$—	$33,577,840,565
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$3,525,360	$—	$—	$3,525,360
TOTAL OTHER FINANCIAL INSTRUMENTS:	$3,525,360	$—	$—	$3,525,360
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	68,548,523	$68,548,523	$1,213,816,420	$1,212,347,580	$—	$—	70,017,363	$70,017,363	$2,365,529
State Street Navigator Securities Lending Portfolio II	79,399,178	79,399,178	3,145,683,015	3,042,451,568	—	—	182,630,625	182,630,625	117,810
Total		$147,947,701	$4,359,499,435	$4,254,799,148	$—	$—		$252,647,988	$2,483,339
See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 23.6%
Bank of America Corp.	49,307,728	$2,057,611,489
Citigroup, Inc.	13,978,155	992,309,224
Citizens Financial Group, Inc.	3,255,145	133,363,291
Fifth Third Bancorp	4,988,208	195,537,754
Huntington Bancshares, Inc.	10,825,588	162,492,076
JPMorgan Chase & Co.	20,821,704	5,107,563,991
KeyCorp	7,417,713	118,609,231
M&T Bank Corp.	1,235,555	220,855,456
PNC Financial Services Group, Inc.	2,948,464	518,251,517
Regions Financial Corp.	6,768,980	147,089,935
Truist Financial Corp.	9,799,302	403,241,277
U.S. Bancorp	11,616,768	490,459,945
Wells Fargo & Co.	24,491,333	1,758,232,796
		12,305,617,982
CAPITAL MARKETS — 21.9%
Ameriprise Financial, Inc.	716,316	346,775,739
Bank of New York Mellon Corp.	5,344,311	448,227,364
Blackrock, Inc.	1,084,149	1,026,125,346
Blackstone, Inc.	5,450,449	761,863,761
Cboe Global Markets, Inc.	779,517	176,396,902
Charles Schwab Corp.	12,689,903	993,365,607
CME Group, Inc.	2,683,409	711,881,574
FactSet Research Systems, Inc.	283,230	128,767,687
Franklin Resources, Inc. (a)	2,308,354	44,435,815
Goldman Sachs Group, Inc.	2,323,705	1,269,416,804
Intercontinental Exchange, Inc.	4,278,655	738,067,987
Invesco Ltd.	3,336,055	50,607,954
KKR & Co., Inc.	5,026,872	581,156,672
MarketAxess Holdings, Inc.	280,715	60,732,690
Moody's Corp.	1,152,751	536,824,613
Morgan Stanley	9,214,497	1,075,055,365
MSCI, Inc.	578,214	326,980,017
Nasdaq, Inc.	3,081,550	233,766,383
Northern Trust Corp.	1,459,348	143,964,680
Raymond James Financial, Inc.	1,373,329	190,769,131
S&P Global, Inc.	2,345,717	1,191,858,808
State Street Corp. (b)	2,148,104	192,319,751
T. Rowe Price Group, Inc.	1,657,909	152,312,100
		11,381,672,750
CONSUMER FINANCE — 4.0%
American Express Co.	4,132,902	1,111,957,283
Capital One Financial Corp.	2,838,665	508,972,635
Discover Financial Services	1,869,089	319,053,492
Synchrony Financial	2,894,849	153,253,306
		2,093,236,716
FINANCIAL SERVICES — 34.0%
Apollo Global Management, Inc.	3,328,603	455,818,895
Berkshire Hathaway, Inc. Class B (c)	13,649,355	7,269,373,486
Corpay, Inc. (c)	519,100	181,020,552
Security Description	Shares	Value
Fidelity National Information Services, Inc.	3,944,487	$294,574,289
Fiserv, Inc. (c)	4,236,573	935,562,416
Global Payments, Inc.	1,844,000	180,564,480
Jack Henry & Associates, Inc. (a)	542,804	99,116,010
Mastercard, Inc. Class A	6,064,668	3,324,165,824
PayPal Holdings, Inc. (c)	7,366,569	480,668,627
Visa, Inc. Class A (a)	12,833,338	4,497,571,636
		17,718,436,215
INSURANCE — 16.3%
Aflac, Inc.	3,685,829	409,827,327
Allstate Corp.	1,973,346	408,620,756
American International Group, Inc.	4,418,271	384,124,481
Aon PLC Class A	1,610,493	642,731,651
Arch Capital Group Ltd.	2,791,502	268,486,662
Arthur J Gallagher & Co.	1,894,044	653,899,751
Assurant, Inc.	381,951	80,114,222
Brown & Brown, Inc.	1,767,294	219,851,374
Chubb Ltd.	2,775,058	838,039,765
Cincinnati Financial Corp.	1,164,630	172,039,144
Erie Indemnity Co. Class A (a)	185,702	77,818,423
Everest Group Ltd.	320,011	116,269,597
Globe Life, Inc.	625,071	82,334,352
Hartford Insurance Group, Inc.	2,141,636	264,984,622
Loews Corp.	1,315,638	120,920,289
Marsh & McLennan Cos., Inc.	3,657,304	892,491,895
MetLife, Inc.	4,311,091	346,137,496
Principal Financial Group, Inc.	1,566,971	132,205,343
Progressive Corp.	4,362,382	1,234,597,730
Prudential Financial, Inc.	2,636,178	294,408,359
Travelers Cos., Inc.	1,688,344	446,499,454
W.R. Berkley Corp.	2,235,867	159,104,296
Willis Towers Watson PLC	743,191	251,161,399
		8,496,668,388
TOTAL COMMON STOCKS (Cost $49,106,698,731)		51,995,632,051
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (d) (e)	68,117,787	68,117,787
State Street Navigator Securities Lending Portfolio II (b) (f)	39,487,577	39,487,577
TOTAL SHORT-TERM INVESTMENTS (Cost $107,605,364)		107,605,364
TOTAL INVESTMENTS — 100.0% (Cost $49,214,304,095)		52,103,237,415
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(22,648,738)
NET ASSETS — 100.0%		$52,080,588,677

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2025.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Financial Select Sector Index (long)	400	06/20/2025	$58,942,320	$61,946,000	$3,003,680
During the period ended March 31, 2025, the average notional value related to futures contracts was $27,156,286.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$51,995,632,051	$—	$—	$51,995,632,051
Short-Term Investments	107,605,364	—	—	107,605,364
TOTAL INVESTMENTS	$52,103,237,415	$—	$—	$52,103,237,415
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$3,003,680	$—	$—	$3,003,680
TOTAL OTHER FINANCIAL INSTRUMENTS:	$3,003,680	$—	$—	$3,003,680
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Corp.	2,004,074	$177,300,427	$115,241,297	$101,347,210	$3,562,411	$(2,437,174)	2,148,104	$192,319,751	$3,098,736
State Street Institutional U.S. Government Money Market Fund, Class G Shares	71,238,577	71,238,577	722,686,047	725,806,837	—	—	68,117,787	68,117,787	1,108,400
State Street Navigator Securities Lending Portfolio II	50,484,153	50,484,153	863,782,868	874,779,444	—	—	39,487,577	39,487,577	26,314
Total		$299,023,157	$1,701,710,212	$1,701,933,491	$3,562,411	$(2,437,174)		$299,925,115	$4,233,450
See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 17.1%
AbbVie, Inc.	12,764,743	$2,674,468,953
Amgen, Inc.	3,884,333	1,210,163,946
Biogen, Inc. (a)	1,058,383	144,829,130
Gilead Sciences, Inc.	9,011,360	1,009,722,888
Incyte Corp. (a)	1,161,452	70,325,919
Moderna, Inc. (a)	2,448,605	69,417,952
Regeneron Pharmaceuticals, Inc.	760,720	482,471,445
Vertex Pharmaceuticals, Inc. (a)	1,856,804	900,215,715
		6,561,615,948
HEALTH CARE EQUIPMENT & SUPPLIES — 22.0%
Abbott Laboratories	12,541,287	1,663,601,720
Align Technology, Inc. (a)	507,381	80,602,546
Baxter International, Inc. (b)	3,691,927	126,374,661
Becton Dickinson & Co.	2,076,130	475,558,338
Boston Scientific Corp. (a)	10,656,801	1,075,058,085
Cooper Cos., Inc. (a)	1,443,129	121,727,931
Dexcom, Inc. (a)	2,825,071	192,924,099
Edwards Lifesciences Corp. (a)	4,264,630	309,100,382
GE HealthCare Technologies, Inc.	3,306,532	266,870,198
Hologic, Inc. (a)	1,622,472	100,220,095
IDEXX Laboratories, Inc. (a)	592,112	248,657,434
Insulet Corp. (a)	507,179	133,190,277
Intuitive Surgical, Inc. (a)	2,578,907	1,277,255,270
Medtronic PLC	9,271,788	833,162,870
ResMed, Inc.	1,062,002	237,729,148
Solventum Corp. (a)	999,366	75,991,791
STERIS PLC	710,443	161,021,906
Stryker Corp.	2,483,205	924,373,061
Zimmer Biomet Holdings, Inc.	1,439,481	162,920,459
		8,466,340,271
HEALTH CARE PROVIDERS & SERVICES — 21.2%
Cardinal Health, Inc.	1,746,660	240,637,348
Cencora, Inc.	1,247,950	347,042,416
Centene Corp. (a)	3,585,736	217,690,033
Cigna Group	1,979,671	651,311,759
CVS Health Corp.	9,116,386	617,635,151
DaVita, Inc. (a) (b)	318,120	48,662,816
Elevance Health, Inc.	1,676,903	729,385,729
HCA Healthcare, Inc.	1,292,883	446,755,721
Henry Schein, Inc. (a) (b)	901,487	61,742,845
Humana, Inc.	872,374	230,830,160
Labcorp Holdings, Inc.	603,037	140,350,831
McKesson Corp.	906,139	609,822,486
Molina Healthcare, Inc. (a)	401,293	132,181,901
Quest Diagnostics, Inc.	802,588	135,797,890
UnitedHealth Group, Inc.	6,654,280	3,485,179,150
Universal Health Services, Inc. Class B	424,548	79,772,569
		8,174,798,805
LIFE SCIENCES TOOLS & SERVICES — 9.0%
Agilent Technologies, Inc.	2,062,856	241,312,895
Security Description	Shares	Value
Bio-Techne Corp. (b)	1,143,123	$67,021,302
Charles River Laboratories International, Inc. (a) (b)	369,774	55,658,382
Danaher Corp.	4,627,616	948,661,280
IQVIA Holdings, Inc. (a)	1,209,665	213,263,940
Mettler-Toledo International, Inc. (a)	151,221	178,578,391
Revvity, Inc. (b)	880,030	93,107,174
Thermo Fisher Scientific, Inc.	2,765,698	1,376,211,325
Waters Corp. (a)	429,334	158,239,632
West Pharmaceutical Services, Inc.	523,608	117,225,359
		3,449,279,680
PHARMACEUTICALS — 30.6%
Bristol-Myers Squibb Co.	14,673,288	894,923,835
Eli Lilly & Co.	5,697,241	4,705,408,314
Johnson & Johnson	17,408,698	2,887,058,477
Merck & Co., Inc.	18,291,033	1,641,803,122
Pfizer, Inc.	40,976,232	1,038,337,719
Viatris, Inc.	8,630,462	75,171,324
Zoetis, Inc.	3,237,817	533,106,569
		11,775,809,360
TOTAL COMMON STOCKS (Cost $42,258,837,523)		38,427,844,064
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	33,950,808	33,950,808
State Street Navigator Securities Lending Portfolio II (e) (f)	13,175,920	13,175,920
TOTAL SHORT-TERM INVESTMENTS (Cost $47,126,728)		47,126,728
TOTAL INVESTMENTS — 100.0% (Cost $42,305,964,251)		38,474,970,792
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		9,674,708
NET ASSETS — 100.0%		$38,484,645,500
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$38,427,844,064	$—	$—	$38,427,844,064
Short-Term Investments	47,126,728	—	—	47,126,728
TOTAL INVESTMENTS	$38,474,970,792	$—	$—	$38,474,970,792
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,187,855	$19,187,855	$482,256,500	$467,493,547	$—	$—	33,950,808	$33,950,808	$1,114,374
State Street Navigator Securities Lending Portfolio II	22,924,533	22,924,533	1,270,487,675	1,280,236,288	—	—	13,175,920	13,175,920	56,095
Total		$42,112,388	$1,752,744,175	$1,747,729,835	$—	$—		$47,126,728	$1,170,469
See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 24.3%
Axon Enterprise, Inc. (a)	359,020	$188,826,569
Boeing Co. (a)	3,712,168	633,110,252
General Dynamics Corp.	1,255,989	342,357,482
General Electric Co.	5,314,430	1,063,683,165
Howmet Aerospace, Inc.	2,007,624	260,449,062
Huntington Ingalls Industries, Inc. (b)	193,924	39,568,253
L3Harris Technologies, Inc.	932,220	195,122,968
Lockheed Martin Corp.	1,036,792	463,145,354
Northrop Grumman Corp.	673,433	344,804,430
RTX Corp.	6,592,345	873,222,019
Textron, Inc.	903,348	65,266,893
TransDigm Group, Inc.	277,745	384,201,881
		4,853,758,328
AIR FREIGHT & LOGISTICS — 4.1%
CH Robinson Worldwide, Inc.	589,686	60,383,846
Expeditors International of Washington, Inc.	691,905	83,201,576
FedEx Corp.	1,096,876	267,396,431
United Parcel Service, Inc. Class B	3,619,757	398,137,073
		809,118,926
AIRLINES — 1.8%
Delta Air Lines, Inc.	3,174,572	138,411,339
Southwest Airlines Co. (b)	2,938,402	98,671,539
United Airlines Holdings, Inc. (a)	1,630,900	112,613,645
		349,696,523
BUILDING PRODUCTS — 6.1%
A.O. Smith Corp.	586,769	38,351,222
Allegion PLC	428,385	55,887,107
Builders FirstSource, Inc. (a)	567,914	70,955,175
Carrier Global Corp.	3,997,477	253,440,042
Johnson Controls International PLC	3,267,672	261,773,204
Lennox International, Inc. (b)	158,248	88,750,226
Masco Corp.	1,048,992	72,946,904
Trane Technologies PLC	1,111,282	374,413,131
		1,216,517,011
COMMERCIAL SERVICES & SUPPLIES — 7.3%
Cintas Corp.	1,697,784	348,945,546
Copart, Inc. (a)	4,344,397	245,849,426
Republic Services, Inc.	1,005,877	243,583,174
Rollins, Inc.	1,388,705	75,031,731
Veralto Corp.	1,226,428	119,515,409
Waste Management, Inc.	1,807,687	418,497,617
		1,451,422,903
CONSTRUCTION & ENGINEERING — 0.9%
Quanta Services, Inc.	729,556	185,438,544
ELECTRICAL EQUIPMENT — 8.6%
AMETEK, Inc.	1,146,304	197,324,771
Eaton Corp. PLC	1,955,884	531,667,948
Emerson Electric Co.	2,791,149	306,021,576
Security Description	Shares	Value
GE Vernova, Inc.	1,365,533	$416,869,914
Generac Holdings, Inc. (a)	293,046	37,114,276
Hubbell, Inc.	264,842	87,638,866
Rockwell Automation, Inc.	560,291	144,767,989
		1,721,405,340
GROUND TRANSPORTATION — 11.1%
CSX Corp.	9,548,496	281,012,238
JB Hunt Transport Services, Inc.	393,881	58,274,694
Norfolk Southern Corp.	1,120,314	265,346,371
Old Dominion Freight Line, Inc. (b)	931,256	154,076,305
Uber Technologies, Inc. (a)	10,338,185	753,240,159
Union Pacific Corp.	2,990,504	706,476,665
		2,218,426,432
INDUSTRIAL CONGLOMERATES — 5.4%
3M Co.	2,689,311	394,952,213
Honeywell International, Inc.	3,217,989	681,409,171
		1,076,361,384
MACHINERY — 19.0%
Caterpillar, Inc.	2,365,199	780,042,630
Cummins, Inc.	680,597	213,326,324
Deere & Co.	1,253,537	588,347,591
Dover Corp.	680,465	119,544,091
Fortive Corp.	1,688,356	123,553,892
IDEX Corp.	374,316	67,739,966
Illinois Tool Works, Inc.	1,321,990	327,866,740
Ingersoll Rand, Inc.	1,996,986	159,818,790
Nordson Corp.	268,725	54,207,207
Otis Worldwide Corp.	1,962,973	202,578,814
PACCAR, Inc. (b)	2,598,158	252,982,644
Parker-Hannifin Corp.	637,384	387,433,864
Pentair PLC	816,739	71,448,328
Snap-on, Inc.	259,158	87,338,838
Stanley Black & Decker, Inc. (b)	762,195	58,597,552
Westinghouse Air Brake Technologies Corp.	848,642	153,901,227
Xylem, Inc.	1,200,875	143,456,527
		3,792,185,025
PROFESSIONAL SERVICES — 8.1%
Automatic Data Processing, Inc.	2,014,887	615,608,425
Broadridge Financial Solutions, Inc.	578,981	140,379,733
Dayforce, Inc. (a) (b)	786,712	45,888,911
Equifax, Inc.	614,752	149,728,997
Jacobs Solutions, Inc.	607,939	73,493,746
Leidos Holdings, Inc.	649,039	87,581,323
Paychex, Inc.	1,587,833	244,970,875
Paycom Software, Inc. (b)	233,037	50,913,924
Verisk Analytics, Inc.	699,775	208,267,035
		1,616,832,969
TRADING COMPANIES & DISTRIBUTORS — 3.2%
Fastenal Co. (b)	2,837,043	220,012,685
United Rentals, Inc.	323,395	202,671,646

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
WW Grainger, Inc.	219,641	$216,967,969
		639,652,300
TOTAL COMMON STOCKS (Cost $21,459,362,348)		19,930,815,685
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	9,907,657	9,907,657
State Street Navigator Securities Lending Portfolio II (e) (f)	49,807,256	49,807,256
TOTAL SHORT-TERM INVESTMENTS (Cost $59,714,913)		59,714,913
TOTAL INVESTMENTS — 100.2% (Cost $21,519,077,261)		19,990,530,598
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(37,897,456)
NET ASSETS — 100.0%		$19,952,633,142

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Industrial Select Sector Index (long)	150	06/20/2025	$19,989,750	$19,985,505	$(4,245)
During the period ended March 31, 2025, the average notional value related to futures contracts was $20,817,736.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,930,815,685	$—	$—	$19,930,815,685
Short-Term Investments	59,714,913	—	—	59,714,913
TOTAL INVESTMENTS	$19,990,530,598	$—	$—	$19,990,530,598
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(4,245)	$—	$—	$(4,245)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(4,245)	$—	$—	$(4,245)
See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	13,132,581	$13,132,581	$273,298,931	$276,523,855	$—	$—	9,907,657	$9,907,657	$253,669
State Street Navigator Securities Lending Portfolio II	29,582,949	29,582,949	2,225,949,407	2,205,725,100	—	—	49,807,256	49,807,256	97,446
Total		$42,715,530	$2,499,248,338	$2,482,248,955	$—	$—		$59,714,913	$351,115
See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
CHEMICALS — 61.8%
Air Products & Chemicals, Inc. (a)	971,001	$286,367,615
Albemarle Corp. (a)	798,883	57,535,554
CF Industries Holdings, Inc.	1,182,522	92,414,094
Corteva, Inc.	3,907,881	245,922,951
Dow, Inc.	4,782,602	167,008,462
DuPont de Nemours, Inc.	2,840,709	212,144,148
Eastman Chemical Co. (a)	782,574	68,952,595
Ecolab, Inc.	1,099,950	278,859,324
International Flavors & Fragrances, Inc.	1,737,370	134,837,286
Linde PLC	2,078,171	967,679,545
LyondellBasell Industries NV Class A	1,761,285	123,994,464
Mosaic Co.	2,158,437	58,299,383
PPG Industries, Inc.	1,576,422	172,381,746
Sherwin-Williams Co.	1,011,286	353,130,958
		3,219,528,125
CONSTRUCTION MATERIALS — 7.8%
Martin Marietta Materials, Inc.	415,319	198,576,474
Vulcan Materials Co.	897,407	209,365,053
		407,941,527
CONTAINERS & PACKAGING — 14.6%
Amcor PLC	9,821,287	95,266,484
Avery Dennison Corp.	545,976	97,167,349
Ball Corp.	2,027,816	105,588,379
International Paper Co.	3,582,801	191,142,433
Packaging Corp. of America	605,925	119,985,268
Smurfit WestRock PLC	3,359,648	151,385,739
		760,535,652
METALS & MINING — 15.5%
Freeport-McMoRan, Inc.	6,272,137	237,463,107
Security Description	Shares	Value
Newmont Corp.	5,284,624	$255,141,647
Nucor Corp.	1,595,569	192,010,773
Steel Dynamics, Inc.	962,082	120,337,217
		804,952,744
TOTAL COMMON STOCKS (Cost $5,942,305,628)		5,192,958,048
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b) (c)	9,844,039	9,844,039
State Street Navigator Securities Lending Portfolio II (d) (e)	18,678,441	18,678,441
TOTAL SHORT-TERM INVESTMENTS (Cost $28,522,480)		28,522,480
TOTAL INVESTMENTS — 100.3% (Cost $5,970,828,108)		5,221,480,528
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(14,174,504)
NET ASSETS — 100.0%		$5,207,306,024
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Material Select Sector Index (long)	140	06/20/2025	$12,846,162	$12,871,600	$25,438
During the period ended March 31, 2025, the average notional value related to futures contracts was $11,850,374.
See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,192,958,048	$—	$—	$5,192,958,048
Short-Term Investments	28,522,480	—	—	28,522,480
TOTAL INVESTMENTS	$5,221,480,528	$—	$—	$5,221,480,528
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$25,438	$—	$—	$25,438
TOTAL OTHER FINANCIAL INSTRUMENTS:	$25,438	$—	$—	$25,438
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,830,419	$6,830,419	$174,029,676	$171,016,056	$—	$—	9,844,039	$9,844,039	$197,860
State Street Navigator Securities Lending Portfolio II	8,230,922	8,230,922	638,370,742	627,923,223	—	—	18,678,441	18,678,441	56,985
Total		$15,061,341	$812,400,418	$798,939,279	$—	$—		$28,522,480	$254,845
See accompanying notes to financial statements.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
HEALTH CARE REITs — 14.0%
Alexandria Real Estate Equities, Inc. REIT	1,043,938	$96,574,704
Healthpeak Properties, Inc. REIT	4,740,330	95,849,473
Ventas, Inc. REIT	2,967,338	204,034,161
Welltower, Inc. REIT	4,134,631	633,466,815
		1,029,925,153
HOTEL & RESORT REITs — 0.9%
Host Hotels & Resorts, Inc. REIT	4,736,654	67,307,853
INDUSTRIAL REITs — 9.6%
Prologis, Inc. REIT	6,290,024	703,161,783
OFFICE REITs — 0.9%
BXP, Inc. REIT	986,087	66,255,186
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.7%
CBRE Group, Inc. Class A (a)	2,006,268	262,379,729
CoStar Group, Inc. (a)	2,860,560	226,642,169
		489,021,898
RESIDENTIAL REITs — 13.0%
AvalonBay Communities, Inc. REIT	964,378	206,974,806
Camden Property Trust REIT	722,901	88,410,792
Equity Residential REIT	2,319,921	166,059,945
Essex Property Trust, Inc. REIT	435,435	133,491,308
Invitation Homes, Inc. REIT	3,860,462	134,537,101
Mid-America Apartment Communities, Inc. REIT	792,175	132,752,687
UDR, Inc. REIT	2,040,125	92,152,446
		954,379,085
RETAIL REITs — 12.5%
Federal Realty Investment Trust REIT	523,560	51,214,639
Kimco Realty Corp. REIT	4,616,944	98,063,891
Realty Income Corp. REIT	5,940,242	344,593,438
Regency Centers Corp. REIT	1,106,017	81,579,814
Security Description	Shares	Value
Simon Property Group, Inc. REIT	2,081,565	$345,706,315
		921,158,097
SPECIALIZED REITs — 42.0%
American Tower Corp. REIT	3,171,255	690,065,088
Crown Castle, Inc. REIT	2,949,736	307,450,983
Digital Realty Trust, Inc. REIT	2,147,733	307,748,662
Equinix, Inc. REIT	660,589	538,611,241
Extra Space Storage, Inc. REIT	1,438,909	213,663,597
Iron Mountain, Inc. REIT	1,994,087	171,571,246
Public Storage REIT	1,069,610	320,123,577
SBA Communications Corp. REIT	729,937	160,593,439
VICI Properties, Inc. REIT	7,155,576	233,414,889
Weyerhaeuser Co. REIT	4,926,023	144,233,954
		3,087,476,676
TOTAL COMMON STOCKS (Cost $7,938,830,563)		7,318,685,731
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b) (c) (Cost $15,273,489)	15,273,489	15,273,489
TOTAL INVESTMENTS — 99.8% (Cost $7,954,104,052)		7,333,959,220
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		18,057,699
NET ASSETS — 100.0%		$7,352,016,919
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2025.
REIT	Real Estate Investment Trust

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Real Estate Select Sector Index (long)	600	06/20/2025	$30,545,125	$30,943,151	$398,026
During the period ended March 31, 2025, the average notional value related to futures contracts was $20,955,027.
See accompanying notes to financial statements.

THE REAL ESTATE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,318,685,731	$—	$—	$7,318,685,731
Short-Term Investment	15,273,489	—	—	15,273,489
TOTAL INVESTMENTS	$7,333,959,220	$—	$—	$7,333,959,220
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$398,026	$—	$—	$398,026
TOTAL OTHER FINANCIAL INSTRUMENTS:	$398,026	$—	$—	$398,026
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,989,198	$19,989,198	$212,146,538	$216,862,247	$—	$—	15,273,489	$15,273,489	$249,567
See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 5.2%
Arista Networks, Inc. (a)	8,050,467	$623,750,183
Cisco Systems, Inc.	31,038,723	1,915,399,596
F5, Inc. (a)	449,325	119,641,768
Juniper Networks, Inc.	2,580,230	93,378,524
Motorola Solutions, Inc.	1,302,431	570,217,316
		3,322,387,387
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.3%
Amphenol Corp. Class A	9,438,296	619,057,835
CDW Corp.	1,038,520	166,433,215
Corning, Inc.	6,007,866	275,040,105
Jabil, Inc.	853,584	116,147,175
Keysight Technologies, Inc. (a)	1,347,460	201,809,084
TE Connectivity PLC	2,325,152	328,590,481
Teledyne Technologies, Inc. (a)	363,128	180,732,437
Trimble, Inc. (a)	1,915,560	125,756,514
Zebra Technologies Corp. Class A (a)	400,369	113,128,265
		2,126,695,111
IT SERVICES — 6.8%
Accenture PLC Class A	4,874,571	1,521,061,135
Akamai Technologies, Inc. (a) (b)	1,170,808	94,250,044
Cognizant Technology Solutions Corp. Class A	3,854,643	294,880,190
EPAM Systems, Inc. (a)	442,044	74,634,709
Gartner, Inc. (a) (b)	598,607	251,259,302
GoDaddy, Inc. Class A (a)	1,100,503	198,244,610
International Business Machines Corp.	7,206,032	1,791,851,917
VeriSign, Inc. (a)	634,057	160,968,051
		4,387,149,958
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 31.7%
Advanced Micro Devices, Inc. (a)	12,628,843	1,297,487,330
Analog Devices, Inc.	3,866,339	779,724,586
Applied Materials, Inc.	6,333,578	919,128,839
Broadcom, Inc.	15,199,722	2,544,889,455
Enphase Energy, Inc. (a) (b)	1,032,337	64,056,511
First Solar, Inc. (a) (b)	834,300	105,480,549
Intel Corp.	33,744,799	766,344,385
KLA Corp.	1,035,610	704,007,678
Lam Research Corp.	10,003,914	727,284,548
Microchip Technology, Inc.	4,191,402	202,905,771
Micron Technology, Inc.	8,683,078	754,472,647
Monolithic Power Systems, Inc. (b)	372,734	216,178,265
NVIDIA Corp.	73,374,364	7,952,313,570
NXP Semiconductors NV (b)	1,980,726	376,456,784
ON Semiconductor Corp. (a)	3,284,208	133,634,424
QUALCOMM, Inc.	8,619,362	1,324,020,197
Skyworks Solutions, Inc. (b)	1,252,672	80,960,191
Teradyne, Inc.	1,269,185	104,834,681
Security Description	Shares	Value
Texas Instruments, Inc.	7,094,489	$1,274,879,673
		20,329,060,084
SOFTWARE — 35.6%
Adobe, Inc. (a)	3,392,454	1,301,107,883
ANSYS, Inc. (a)	681,537	215,747,353
Autodesk, Inc. (a)	1,675,536	438,655,325
Cadence Design Systems, Inc. (a) (b)	2,137,449	543,617,404
Crowdstrike Holdings, Inc. Class A (a) (b)	1,919,539	676,791,061
Fair Isaac Corp. (a)	190,292	350,928,895
Fortinet, Inc. (a)	4,957,774	477,235,325
Gen Digital, Inc.	4,226,633	112,174,840
Intuit, Inc.	2,181,450	1,339,388,485
Microsoft Corp.	22,272,881	8,361,016,799
Oracle Corp.	12,642,490	1,767,546,527
Palantir Technologies, Inc. Class A (a) (b)	15,974,758	1,348,269,575
Palo Alto Networks, Inc. (a)	5,159,891	880,483,800
PTC, Inc. (a)	937,699	145,296,460
Roper Technologies, Inc.	835,700	492,712,006
Salesforce, Inc.	7,458,192	2,001,480,405
ServiceNow, Inc. (a)	1,605,407	1,278,128,729
Synopsys, Inc. (a)	1,204,671	516,623,158
Tyler Technologies, Inc. (a)	333,595	193,948,797
Workday, Inc. Class A (a)	1,667,795	389,480,166
		22,830,632,993
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 17.3%
Apple, Inc.	45,007,561	9,997,529,525
Dell Technologies, Inc. Class C (b)	2,431,165	221,600,690
Hewlett Packard Enterprise Co.	10,235,775	157,938,008
HP, Inc. (b)	7,308,555	202,373,888
NetApp, Inc.	1,584,410	139,174,574
Seagate Technology Holdings PLC (b)	1,649,877	140,157,051
Super Micro Computer, Inc. (a) (b)	3,924,533	134,376,010
Western Digital Corp. (a) (b)	2,710,658	109,591,903
		11,102,741,649
TOTAL COMMON STOCKS (Cost $61,230,640,378)		64,098,667,182
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (c) (d)	54,703,695	54,703,695

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	33,134,682	$33,134,682
TOTAL SHORT-TERM INVESTMENTS (Cost $87,838,377)		87,838,377
TOTAL INVESTMENTS — 100.0% (Cost $61,318,478,755)		64,186,505,559
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (g)		(23,316,017)
NET ASSETS — 100.0%		$64,163,189,542
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Technology Select Sector Index (long)	330	06/20/2025	$72,786,450	$69,256,011	$(3,530,439)
During the period ended March 31, 2025, the average notional value related to futures contracts was $75,396,986.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$64,098,667,182	$—	$—	$64,098,667,182
Short-Term Investments	87,838,377	—	—	87,838,377
TOTAL INVESTMENTS	$64,186,505,559	$—	$—	$64,186,505,559
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(3,530,439)	$—	$—	$(3,530,439)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(3,530,439)	$—	$—	$(3,530,439)
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	60,641,795	$60,641,795	$539,704,977	$545,643,077	$—	$—	54,703,695	$54,703,695	$1,453,476
State Street Navigator Securities Lending Portfolio II	100,144,368	100,144,368	2,909,767,368	2,976,777,054	—	—	33,134,682	33,134,682	164,183
Total		$160,786,163	$3,449,472,345	$3,522,420,131	$—	$—		$87,838,377	$1,617,659
See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ELECTRIC UTILITIES — 64.3%
Alliant Energy Corp.	3,804,300	$244,806,705
American Electric Power Co., Inc. (a)	7,905,448	863,828,303
Constellation Energy Corp. (a)	4,638,212	935,202,686
Duke Energy Corp. (a)	11,504,997	1,403,264,484
Edison International	5,739,869	338,193,081
Entergy Corp. (a)	6,357,627	543,513,532
Evergy, Inc.	3,409,572	235,089,989
Eversource Energy (a)	5,437,988	337,753,435
Exelon Corp. (a)	14,903,355	686,746,598
FirstEnergy Corp.	7,604,551	307,375,951
NextEra Energy, Inc. (a)	30,488,295	2,161,315,233
NRG Energy, Inc.	3,003,230	286,688,336
PG&E Corp.	32,521,994	558,727,857
Pinnacle West Capital Corp. (a)	1,685,698	160,562,735
PPL Corp. (a)	10,945,995	395,259,879
Southern Co. (a)	16,244,664	1,493,696,855
Xcel Energy, Inc. (a)	8,513,707	602,685,319
		11,554,710,978
GAS UTILITIES — 2.0%
Atmos Energy Corp.	2,353,322	363,776,515
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.0%
AES Corp.	10,541,770	130,928,783
Vistra Corp. (a)	5,044,209	592,391,905
		723,320,688
MULTI-UTILITIES — 27.0%
Ameren Corp. (a)	4,001,592	401,759,837
CenterPoint Energy, Inc. (a)	9,662,441	350,070,237
CMS Energy Corp.	4,429,962	332,734,446
Consolidated Edison, Inc.	5,136,534	568,049,295
Dominion Energy, Inc. (a)	12,454,060	698,299,144
DTE Energy Co. (a)	3,072,554	424,842,042
NiSource, Inc.	6,967,350	279,321,062
Security Description	Shares	Value
Public Service Enterprise Group, Inc. (a)	7,386,654	$607,921,624
Sempra (a)	9,390,778	670,125,918
WEC Energy Group, Inc. (a)	4,709,951	513,290,460
		4,846,414,065
WATER UTILITIES — 2.4%
American Water Works Co., Inc. (a)	2,889,476	426,255,499
TOTAL COMMON STOCKS (Cost $18,247,899,564)		17,914,477,745
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.33% (b) (c)	25,472,651	25,472,651
State Street Navigator Securities Lending Portfolio II (d) (e)	75,924,225	75,924,225
TOTAL SHORT-TERM INVESTMENTS (Cost $101,396,876)		101,396,876
TOTAL INVESTMENTS — 100.3% (Cost $18,349,296,440)		18,015,874,621
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(57,100,567)
NET ASSETS — 100.0%		$17,958,774,054
(a)	All or a portion of the shares of the security are on loan at March 31, 2025.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2025.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended March 31, 2025 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

At March 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Utilities Select Sector Index (long)	571	06/20/2025	$45,660,186	$45,811,330	$151,144
During the period ended March 31, 2025, the average notional value related to futures contracts was $42,939,554.
See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$17,914,477,745	$—	$—	$17,914,477,745
Short-Term Investments	101,396,876	—	—	101,396,876
TOTAL INVESTMENTS	$18,015,874,621	$—	$—	$18,015,874,621
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$151,144	$—	$—	$151,144
TOTAL OTHER FINANCIAL INSTRUMENTS:	$151,144	$—	$—	$151,144
Affiliate Table
	Number of Shares Held at 9/30/24	Value at 9/30/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/25	Value at 3/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	43,608,727	$43,608,727	$409,883,512	$428,019,588	$—	$—	25,472,651	$25,472,651	$850,744
State Street Navigator Securities Lending Portfolio II	81,267,566	81,267,566	1,013,324,491	1,018,667,832	—	—	75,924,225	75,924,225	40,244
Total		$124,876,293	$1,423,208,003	$1,446,687,420	$—	$—		$101,396,876	$890,988
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)

	The Communication Services Select Sector SPDR Fund	The Consumer Discretionary Select Sector SPDR Fund	The Consumer Staples Select Sector SPDR Fund
ASSETS
Investments in unaffiliated issuers, at value*	$20,312,569,102	$19,880,878,190	$16,707,012,763
Investments in affiliated issuers, at value	102,861,278	100,523,905	119,288,170
Total Investments	20,415,430,380	19,981,402,095	16,826,300,933
Net cash at broker	2,725,292	473,304	1,528,607
Receivable from broker — accumulated variation margin on futures contracts	—	—	2,039,226
Receivable for investments sold	1,621,764,004	—	—
Receivable for income related to Select Sector SPDR shares in-kind transactions	1,502	20,699	13,455
Dividends receivable — unaffiliated issuers	7,446,178	6,740,978	45,643,908
Dividends receivable — affiliated issuers	179,330	101,729	113,515
Securities lending income receivable — unaffiliated issuers	396	15,650	18,492
Securities lending income receivable — affiliated issuers	26,518	26,152	15,133
Receivable for foreign taxes recoverable	—	—	—
Prepaid expenses and other assets	11,431	11,685	9,398
TOTAL ASSETS	22,047,585,031	19,988,792,292	16,875,682,667
LIABILITIES
Payable upon return of securities loaned	63,269,993	90,426,124	93,327,006
Payable for investments purchased	1,674,047,914	1,354,911	—
Payable for income related to Select Sector SPDR shares in-kind transactions	—	—	—
Payable to broker – accumulated variation margin on open futures contracts	73,500	214,130	—
Advisory and Administration fees payable	577,631	613,261	471,559
Distribution fees payable	471,731	472,751	368,970
Unitary fees payable	378,026	385,501	293,195
License fee payable	838,439	891,094	650,100
Registration and filing fees payable	37,320	44,630	40,713
Professional fees payable	63,512	71,186	65,684
Printing and postage fees payable	474,742	584,082	751,945
Accrued expenses and other liabilities	—	2,351	—
TOTAL LIABILITIES	1,740,232,808	95,060,021	95,969,172
NET ASSETS	$20,307,352,223	$19,893,732,271	$16,779,713,495
NET ASSETS CONSIST OF:
Paid-in capital	$20,535,652,363	$25,108,621,449	$19,913,730,900
Total distributable earnings (loss)	(228,300,140)	(5,214,889,178)	(3,134,017,405)
NET ASSETS	$20,307,352,223	$19,893,732,271	$16,779,713,495
NET ASSET VALUE PER SHARE
Net asset value per share	$96.45	$197.45	$81.64
Shares outstanding (unlimited amount authorized, $0.01 par value)	210,550,000	100,753,252	205,521,809
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$18,071,445,576	$20,609,284,752	$18,019,725,842
Investments in affiliated issuers	102,861,278	100,523,905	119,288,170
Total cost of investments	$18,174,306,854	$20,709,808,657	$18,139,014,012
* Includes investments in securities on loan, at value	$65,636,434	$339,813,842	$207,480,897
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund	The Financial Select Sector SPDR Fund	The Health Care Select Sector SPDR Fund	The Industrial Select Sector SPDR Fund	The Materials Select Sector SPDR Fund	The Real Estate Select Sector SPDR Fund	The Technology Select Sector SPDR Fund

$33,325,192,577	$51,803,312,300	$38,427,844,064	$19,930,815,685	$5,192,958,048	$7,318,685,731	$64,098,667,182
252,647,988	299,925,115	47,126,728	59,714,913	28,522,480	15,273,489	87,838,377
33,577,840,565	52,103,237,415	38,474,970,792	19,990,530,598	5,221,480,528	7,333,959,220	64,186,505,559
2,168,804	579,205	—	995,164	979,470	1,787,873	8,665,681
3,528,000	3,005,000	—	—	25,900	399,875	—
—	—	—	—	—	—	—
19,539	34,782	4,133	—	2,167	—	1,900
13,092,215	20,182,169	28,688,295	13,742,836	4,253,521	16,659,229	14,020,406
540,368	213,733	247,249	52,260	34,119	24,186	189,420
25,332	23,775	14,093	15,268	4,233	—	40,371
34,054	2,214	9,484	14,255	3,106	—	26,158
—	—	—	—	—	305,942	—
22,764	23,418	23,437	10,809	3,256	3,654	42,467
33,597,271,641	52,127,301,711	38,503,957,483	20,005,361,190	5,226,786,300	7,353,139,979	64,209,491,962

182,630,625	39,487,577	13,175,920	49,807,256	18,678,441	—	33,134,682
—	—	—	—	—	—	—
—	—	—	29,352	—	97,009	—
—	—	—	3,750	—	—	3,529,350
923,978	1,488,386	1,113,614	590,239	144,385	197,758	1,869,261
740,973	1,143,501	879,012	458,499	120,884	164,346	1,538,518
630,129	943,115	719,849	371,270	56,603	100,401	1,357,351
1,309,769	2,045,237	1,511,082	831,290	212,557	284,355	2,812,376
97,600	87,554	100,795	40,119	14,089	13,520	141,505
82,482	72,217	82,275	62,816	57,577	56,393	90,374
1,417,475	1,420,023	1,729,436	533,457	195,740	209,278	1,829,003
—	25,424	—	—	—	—	—
187,833,031	46,713,034	19,311,983	52,728,048	19,480,276	1,123,060	46,302,420
$33,409,438,610	$52,080,588,677	$38,484,645,500	$19,952,633,142	$5,207,306,024	$7,352,016,919	$64,163,189,542

$41,637,075,596	$53,713,693,110	$44,245,135,754	$22,969,015,186	$7,457,148,845	$8,364,846,276	$64,200,718,899
(8,227,636,986)	(1,633,104,433)	(5,760,490,254)	(3,016,382,044)	(2,249,842,821)	(1,012,829,357)	(37,529,357)
$33,409,438,610	$52,080,588,677	$38,484,645,500	$19,952,633,142	$5,207,306,024	$7,352,016,919	$64,163,189,542

$93.43	$49.82	$145.93	$131.07	$85.97	$41.86	$206.47
357,574,200	1,045,395,427	263,715,324	152,226,000	60,573,725	175,650,000	310,755,897

$32,331,471,424	$48,899,294,641	$42,258,837,523	$21,459,362,348	$5,942,305,628	$7,938,830,563	$61,230,640,378
252,647,988	315,009,454	47,126,728	59,714,913	28,522,480	15,273,489	87,838,377
$32,584,119,412	$49,214,304,095	$42,305,964,251	$21,519,077,261	$5,970,828,108	$7,954,104,052	$61,318,478,755
$495,504,206	$259,417,221	$240,917,975	$284,210,006	$84,633,868	$—	$324,856,650

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
March 31, 2025 (Unaudited)

The Utilities Select Sector SPDR Fund
ASSETS
Investments in unaffiliated issuers, at value*	$17,914,477,745
Investments in affiliated issuers, at value	101,396,876
Total Investments	18,015,874,621
Net cash at broker	3,204,058
Receivable from broker — accumulated variation margin on futures contracts	153,028
Receivable for income related to Select Sector SPDR shares in-kind transactions	2,763
Dividends receivable — unaffiliated issuers	17,957,300
Dividends receivable — affiliated issuers	127,541
Securities lending income receivable — unaffiliated issuers	15,936
Securities lending income receivable — affiliated issuers	14,056
Prepaid expenses and other assets	8,347
TOTAL ASSETS	18,037,357,650
LIABILITIES
Payable upon return of securities loaned	75,924,225
Advisory and Administration fees payable	507,034
Distribution fees payable	384,186
Unitary fees payable	311,787
License fee payable	686,851
Registration and filing fees payable	36,066
Professional fees payable	63,669
Printing and postage fees payable	669,778
TOTAL LIABILITIES	78,583,596
NET ASSETS	$17,958,774,054
NET ASSETS CONSIST OF:
Paid-in capital	$19,424,286,653
Total distributable earnings (loss)	(1,465,512,599)
NET ASSETS	$17,958,774,054
NET ASSET VALUE PER SHARE
Net asset value per share	$78.84
Shares outstanding (unlimited amount authorized, $0.01 par value)	227,774,160
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$18,247,899,564
Investments in affiliated issuers	101,396,876
Total cost of investments	$18,349,296,440
* Includes investments in securities on loan, at value	$406,001,954
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2025 (Unaudited)

	The Communication Services Select Sector SPDR Fund	The Consumer Discretionary Select Sector SPDR Fund	The Consumer Staples Select Sector SPDR Fund
INVESTMENT INCOME
Interest income — unaffiliated issuers	7,260	$—	$23,718
Dividend income — unaffiliated issuers	120,192,956	102,262,269	222,420,525
Dividend income — affiliated issuers	595,983	449,788	656,247
Dividend income — non-cash transactions	—	8,431,646	—
Unaffiliated securities lending income	10,696	72,890	102,864
Affiliated securities lending income	140,556	93,957	112,779
Foreign taxes withheld	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	120,947,451	111,310,550	223,316,133
EXPENSES
Advisory and Administration fees	3,057,118	3,329,347	2,497,971
Distribution fees	2,035,210	2,216,620	1,662,795
License fees	1,726,884	1,883,571	1,415,254
Unitary fees	710,266	773,384	580,485
Trustees’ fees and expenses	86,408	91,925	74,234
Professional fees	36,617	38,156	31,357
Printing and postage fees	336,381	388,721	515,865
Insurance expense	22,861	23,370	18,799
Miscellaneous expenses	35,158	39,688	30,961
TOTAL EXPENSES	8,046,903	8,784,782	6,827,721
NET INVESTMENT INCOME (LOSS)	$112,900,548	$102,525,768	$216,488,412
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(453,224,898)	(307,153,049)	(52,038,096)
Investments — affiliated issuers	—	—	—
In-kind redemptions — unaffiliated issuers	1,185,700,938	1,740,474,824	724,166,056
In-kind redemptions — affiliated issuers	—	—	—
Futures contracts	(1,464,822)	—	(4,806,248)
Net realized gain (loss)	731,011,218	1,433,321,775	667,321,712
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	431,136,928	(1,749,493,942)	(997,530,345)
Investments — affiliated issuers	—	—	—
Futures contracts	(74,490)	(214,264)	2,036,563
Net change in unrealized appreciation/depreciation	431,062,438	(1,749,708,206)	(995,493,782)
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,162,073,656	(316,386,431)	(328,172,070)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,274,974,204	$(213,860,663)	$(111,683,658)
See accompanying notes to financial statements.

The Energy Select Sector SPDR Fund	The Financial Select Sector SPDR Fund	The Health Care Select Sector SPDR Fund	The Industrial Select Sector SPDR Fund	The Materials Select Sector SPDR Fund	The Real Estate Select Sector SPDR Fund	The Technology Select Sector SPDR Fund

$196,128	$13,013	$—	$16,316	$13,721	$20,692	$94,807
552,625,210	402,825,239	331,380,995	172,697,539	55,374,442	126,803,051	264,964,120
2,365,529	4,207,136	1,114,374	253,669	197,860	249,567	1,453,476
—	—	—	—	—	—	—
66,151	143,362	62,253	78,819	54,037	—	106,953
117,810	26,314	56,095	97,446	56,985	—	164,183
—	—	—	—	—	—	(599,496)
555,370,828	407,215,064	332,613,717	173,143,789	55,697,045	127,073,310	266,184,043

5,201,617	7,443,445	5,820,104	3,153,873	841,533	1,118,240	10,768,768
3,462,600	4,955,481	3,874,098	2,099,646	560,215	744,352	7,168,982
2,952,619	4,204,278	3,297,803	1,785,770	477,624	634,372	6,100,537
1,208,643	1,729,146	1,352,508	732,709	195,528	259,866	2,501,928
161,899	202,461	177,806	89,839	24,650	32,645	317,863
58,650	66,582	62,342	36,947	18,806	20,624	104,463
879,034	999,897	1,176,988	343,802	124,706	147,522	1,258,359
45,520	46,836	46,876	21,619	6,515	7,305	84,917
61,527	88,821	65,443	34,744	17,362	18,989	104,053
14,032,109	19,736,947	15,873,968	8,298,949	2,266,939	2,983,915	28,409,870
$541,338,719	$387,478,117	$316,739,749	$164,844,840	$53,430,106	$124,089,395	$237,774,173

(329,393,894)	(94,401,131)	(185,654,694)	(55,472,793)	(382,714,002)	(48,165,603)	(159,201,945)
—	(458,382)	—	—	—	—	—
1,207,492,996	4,887,568,678	1,809,580,267	1,245,524,373	124,879,370	232,500,129	2,784,641,659
—	4,020,793	—	—	—	—	—
(12,563,422)	(1,823,288)	—	(1,466,713)	(2,001,827)	(2,061,087)	(3,195,126)
865,535,680	4,794,906,670	1,623,925,573	1,188,584,867	(259,836,459)	182,273,439	2,622,244,588

1,227,969,107	(563,758,994)	(3,842,675,303)	(1,957,607,489)	(462,610,477)	(703,652,804)	(8,715,920,363)
—	(2,437,174)	—	—	—	—	—
872,483	3,003,680	—	(693,226)	(347,623)	488,517	(5,255,250)
1,228,841,590	(563,192,488)	(3,842,675,303)	(1,958,300,715)	(462,958,100)	(703,164,287)	(8,721,175,613)
2,094,377,270	4,231,714,182	(2,218,749,730)	(769,715,848)	(722,794,559)	(520,890,848)	(6,098,931,025)
$2,635,715,989	$4,619,192,299	$(1,902,009,981)	$(604,871,008)	$(669,364,453)	$(396,801,453)	$(5,861,156,852)

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended March 31, 2025 (Unaudited)

The Utilities Select Sector SPDR Fund
INVESTMENT INCOME
Interest income — unaffiliated issuers	$47,065
Dividend income — unaffiliated issuers	259,955,121
Dividend income — affiliated issuers	850,744
Unaffiliated securities lending income	30,812
Affiliated securities lending income	40,244
TOTAL INVESTMENT INCOME (LOSS)	260,923,986
EXPENSES
Advisory and Administration fees	2,635,071
Distribution fees	1,754,038
License fees	1,492,777
Unitary fees	612,344
Trustees’ fees and expenses	75,677
Professional fees	30,512
Printing and postage fees	457,151
Insurance expense	16,695
Miscellaneous expenses	28,536
TOTAL EXPENSES	7,102,801
NET INVESTMENT INCOME (LOSS)	$253,821,185
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(34,795,847)
In-kind redemptions — unaffiliated issuers	816,907,331
Futures contracts	(490,968)
Net realized gain (loss)	781,620,516
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(1,254,090,551)
Futures contracts	(1,407,737)
Net change in unrealized appreciation/depreciation	(1,255,498,288)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(473,877,772)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(220,056,587)
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	The Communication Services Select Sector SPDR Fund		The Consumer Discretionary Select Sector SPDR Fund
	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$112,900,548	$191,393,984	$102,525,768	$158,727,834
Net realized gain (loss)	731,011,218	2,719,772,188	1,433,321,775	1,094,843,560
Net change in unrealized appreciation/depreciation	431,062,438	2,529,222,262	(1,749,708,206)	2,845,214,676
Net increase (decrease) in net assets resulting from operations	1,274,974,204	5,440,388,434	(213,860,663)	4,098,786,070
Net equalization credits and charges	(1,149,833)	(3,546,184)	(2,376,893)	(2,763,597)
Distributions to shareholders	(114,085,041)	(189,772,693)	(99,104,463)	(156,770,004)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	5,789,569,016	13,092,018,247	11,087,142,965	18,466,448,520
Cost of shares redeemed	(5,280,931,786)	(12,815,124,985)	(10,324,359,641)	(20,396,660,729)
Net income equalization	1,149,833	3,546,184	2,376,893	2,763,597
Net increase (decrease) in net assets from beneficial interest transactions	509,787,063	280,439,446	765,160,217	(1,927,448,612)
Net increase (decrease) in net assets during the period	1,669,526,393	5,527,509,003	449,818,198	2,011,803,857
Net assets at beginning of period	18,637,825,830	13,110,316,827	19,443,914,073	17,432,110,216
NET ASSETS AT END OF PERIOD	$20,307,352,223	$18,637,825,830	$19,893,732,271	$19,443,914,073
SHARES OF BENEFICIAL INTEREST:
Shares sold	59,200,000	170,250,000	51,600,000	105,950,000
Shares redeemed	(54,800,000)	(164,000,000)	(47,850,000)	(117,250,000)
Net increase (decrease) from share transactions	4,400,000	6,250,000	3,750,000	(11,300,000)
See accompanying notes to financial statements.

The Consumer Staples Select Sector SPDR Fund		The Energy Select Sector SPDR Fund		The Financial Select Sector SPDR Fund
Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24

$216,488,412	$447,522,363	$541,338,719	$1,209,589,990	$387,478,117	$613,201,457
667,321,712	836,248,356	865,535,680	1,804,783,564	4,794,906,670	3,554,395,436
(995,493,782)	2,027,187,277	1,228,841,590	(3,195,122,649)	(563,192,488)	7,525,260,506
(111,683,658)	3,310,957,996	2,635,715,989	(180,749,095)	4,619,192,299	11,692,857,399
(3,061,554)	(6,803,164)	(10,720,060)	(27,520,778)	7,453,451	(12,599,298)
(208,939,968)	(440,576,935)	(530,616,266)	(1,239,881,431)	(393,801,914)	(604,853,490)

9,703,572,722	23,799,803,691	9,903,409,893	23,508,638,341	34,596,509,299	40,112,633,513
(10,501,943,429)	(24,977,710,236)	(14,059,439,146)	(25,667,289,786)	(29,035,169,424)	(39,505,088,306)
3,061,554	6,803,164	10,720,060	27,520,778	(7,453,451)	12,599,298
(795,309,153)	(1,171,103,381)	(4,145,309,193)	(2,131,130,667)	5,553,886,424	620,144,505
(1,118,994,333)	1,692,474,516	(2,050,929,530)	(3,579,281,971)	9,786,730,260	11,695,549,116
17,898,707,828	16,206,233,312	35,460,368,140	39,039,650,111	42,293,858,417	30,598,309,301
$16,779,713,495	$17,898,707,828	$33,409,438,610	$35,460,368,140	$52,080,588,677	$42,293,858,417

120,050,000	315,900,000	109,200,000	264,450,000	699,600,000	1,013,350,000
(130,100,000)	(335,850,000)	(155,450,000)	(292,500,000)	(587,650,000)	(1,002,300,000)
(10,050,000)	(19,950,000)	(46,250,000)	(28,050,000)	111,950,000	11,050,000

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	The Health Care Select Sector SPDR Fund		The Industrial Select Sector SPDR Fund
	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$316,739,749	$631,454,319	$164,844,840	$265,766,747
Net realized gain (loss)	1,623,925,573	2,826,381,027	1,188,584,867	2,086,160,838
Net change in unrealized appreciation/depreciation	(3,842,675,303)	4,084,667,233	(1,958,300,715)	2,723,227,320
Net increase (decrease) in net assets resulting from operations	(1,902,009,981)	7,542,502,579	(604,871,008)	5,075,154,905
Net equalization credits and charges	(3,463,849)	(9,752,049)	(1,087,950)	(942,830)
Distributions to shareholders	(313,721,791)	(623,780,295)	(164,806,901)	(264,119,111)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	15,272,658,118	29,254,652,522	15,802,780,011	31,965,874,837
Cost of shares redeemed	(16,402,503,479)	(32,048,634,739)	(14,617,576,097)	(31,652,665,828)
Net income equalization	3,463,849	9,752,049	1,087,950	942,830
Net increase (decrease) in net assets from beneficial interest transactions	(1,126,381,512)	(2,784,230,168)	1,186,291,864	314,151,839
Net increase (decrease) in net assets during the period	(3,345,577,133)	4,124,740,067	415,526,005	5,124,244,803
Net assets at beginning of period	41,830,222,633	37,705,482,566	19,537,107,137	14,412,862,334
NET ASSETS AT END OF PERIOD	$38,484,645,500	$41,830,222,633	$19,952,633,142	$19,537,107,137
SHARES OF BENEFICIAL INTEREST:
Shares sold	104,800,000	206,100,000	115,600,000	269,000,000
Shares redeemed	(112,700,000)	(227,400,000)	(107,550,000)	(267,050,000)
Net increase (decrease) from share transactions	(7,900,000)	(21,300,000)	8,050,000	1,950,000
See accompanying notes to financial statements.

The Materials Select Sector SPDR Fund		The Real Estate Select Sector SPDR Fund		The Technology Select Sector SPDR Fund
Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24

$53,430,106	$97,123,290	$124,089,395	$180,050,211	$237,774,173	$466,966,136
(259,836,459)	221,128,391	182,273,439	73,083,989	2,622,244,588	10,931,512,203
(462,958,100)	835,466,321	(703,164,287)	1,545,387,222	(8,721,175,613)	7,734,612,947
(669,364,453)	1,153,718,002	(396,801,453)	1,798,521,422	(5,861,156,852)	19,133,091,286
345,202	(2,754,287)	(2,032,234)	7,452,132	(1,256,108)	3,912,857
(54,399,744)	(105,340,086)	(121,092,099)	(215,940,605)	(236,487,974)	(482,451,081)

6,394,122,902	10,424,809,229	1,872,203,247	5,669,190,128	9,855,939,604	42,539,434,873
(6,018,954,799)	(10,859,892,589)	(2,305,844,809)	(3,041,558,278)	(9,685,846,450)	(38,686,762,670)
(345,202)	2,754,287	2,032,234	(7,452,132)	1,256,108	(3,912,857)
374,822,901	(432,329,073)	(431,609,328)	2,620,179,718	171,349,262	3,848,759,346
(348,596,094)	613,294,556	(951,535,114)	4,210,212,667	(5,927,551,672)	22,503,312,408
5,555,902,118	4,942,607,562	8,303,552,033	4,093,339,366	70,090,741,214	47,587,428,806
$5,207,306,024	$5,555,902,118	$7,352,016,919	$8,303,552,033	$64,163,189,542	$70,090,741,214

70,500,000	121,200,000	44,050,000	145,200,000	42,900,000	207,700,000
(67,550,000)	(126,500,000)	(54,300,000)	(79,450,000)	(42,550,000)	(187,650,000)
2,950,000	(5,300,000)	(10,250,000)	65,750,000	350,000	20,050,000

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	The Utilities Select Sector SPDR Fund
	Six Months Ended 03/31/25 (Unaudited)	Year Ended 09/30/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$253,821,185	$437,836,123
Net realized gain (loss)	781,620,516	162,329,649
Net change in unrealized appreciation/depreciation	(1,255,498,288)	4,427,352,106
Net increase (decrease) in net assets resulting from operations	(220,056,587)	5,027,517,878
Net equalization credits and charges	(891,627)	4,536,442
Distributions to shareholders	(262,157,103)	(467,924,016)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	8,429,545,827	20,766,669,480
Cost of shares redeemed	(8,489,708,504)	(20,011,549,398)
Net income equalization	891,627	(4,536,442)
Net increase (decrease) in net assets from beneficial interest transactions	(59,271,050)	750,583,640
Net increase (decrease) in net assets during the period	(542,376,367)	5,314,713,944
Net assets at beginning of period	18,501,150,421	13,186,436,477
NET ASSETS AT END OF PERIOD	$17,958,774,054	$18,501,150,421
SHARES OF BENEFICIAL INTEREST:
Shares sold	106,800,000	311,050,000
Shares redeemed	(108,100,000)	(305,700,000)
Net increase (decrease) from share transactions	(1,300,000)	5,350,000
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	The Communication Services Select Sector SPDR Fund
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$90.41	$65.58	$47.89	$80.15	$59.40	$49.50
Income (loss) from investment operations:
Net investment income (loss) (b)	0.54	0.88	0.54	0.58	0.54	0.47
Net realized and unrealized gain (loss) (c)	6.05	24.85	17.68	(32.25)	20.73	9.88
Total from investment operations	6.59	25.73	18.22	(31.67)	21.27	10.35
Net equalization credits and charges (b)	(0.01)	(0.02)	0.01	(0.02)	(0.00)(d)	0.02
Distributions to shareholders from:
Net investment income	(0.54)	(0.88)	(0.54)	(0.57)	(0.52)	(0.47)
Net asset value, end of period	$96.45	$90.41	$65.58	$47.89	$80.15	$59.40
Total return (e)	7.27%	39.32%	38.24%	(39.71)%	35.88%	21.05%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,307,352	$18,637,826	$13,110,317	$7,578,050	$15,176,057	$10,106,071
Ratios to average net assets:
Total expenses	0.08%(f)	0.08%	0.09%	0.10%	0.11%	0.13%
Net investment income (loss)	1.11%(f)	1.12%	0.92%	0.88%	0.73%	0.86%
Portfolio turnover rate (g)	16%(h)	25%	28%	21%	15%	15%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Consumer Discretionary Select Sector SPDR Fund
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$200.45	$160.96	$142.48	$179.54	$146.99	$120.69
Income (loss) from investment operations:
Net investment income (loss) (b)	1.00	1.50	1.43	1.23	1.09	1.46
Net realized and unrealized gain (loss) (c)	(3.00)	39.52	18.46	(37.06)	32.54	26.34
Total from investment operations	(2.00)	41.02	19.89	(35.83)	33.63	27.80
Net equalization credits and charges (b)	(0.02)	(0.03)	0.03	(0.01)	0.01	(0.06)
Distributions to shareholders from:
Net investment income	(0.98)	(1.50)	(1.44)	(1.22)	(1.09)	(1.44)
Net asset value, end of period	$197.45	$200.45	$160.96	$142.48	$179.54	$146.99
Total return (d)	(1.05)%	25.54%	14.08%	(20.06)%	22.93%	23.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,893,732	$19,443,914	$17,432,110	$14,098,639	$19,633,737	$15,809,198
Ratios to average net assets:
Total expenses	0.08%(e)	0.08%	0.09%	0.10%	0.11%	0.13%
Net investment income (loss)	0.93%(e)	0.85%	0.95%	0.70%	0.65%	1.17%
Portfolio turnover rate (f)	9%(g)	26%	24%	22%	23%	11%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Consumer Staples Select Sector SPDR Fund
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$83.03	$68.81	$66.72	$68.83	$64.13	$61.41
Income (loss) from investment operations:
Net investment income (loss) (b)	1.04	2.13	1.90	1.84	1.85	1.66
Net realized and unrealized gain (loss) (c)	(1.40)	14.23	2.08	(2.16)	4.67	2.70
Total from investment operations	(0.36)	16.36	3.98	(0.32)	6.52	4.36
Net equalization credits and charges (b)	(0.01)	(0.03)	0.00(d)	0.03	(0.01)	0.00(d)
Distributions to shareholders from:
Net investment income	(1.02)	(2.11)	(1.89)	(1.82)	(1.81)	(1.64)
Net asset value, end of period	$81.64	$83.03	$68.81	$66.72	$68.83	$64.13
Total return (e)	(0.41)%	24.04%	5.84%	(0.63)%	10.19%	7.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,779,713	$17,898,708	$16,206,233	$14,465,958	$11,757,576	$13,687,240
Ratios to average net assets:
Total expenses	0.08%(f)	0.08%	0.09%	0.10%	0.11%	0.13%
Net investment income (loss)	2.60%(f)	2.85%	2.58%	2.49%	2.71%	2.73%
Portfolio turnover rate (g)	4%(h)	28%	17%	11%	4%	5%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Energy Select Sector SPDR Fund
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$87.81	$90.40	$71.98	$52.12	$29.97	$59.18
Income (loss) from investment operations:
Net investment income (loss) (b)	1.41	2.85	2.81	2.91	2.11	2.19
Net realized and unrealized gain (loss) (c)	5.66	(2.40)	18.72	20.07	22.11	(27.49)
Total from investment operations	7.07	0.45	21.53	22.98	24.22	(25.30)
Net equalization credits and charges (b)	(0.03)	(0.06)	(0.08)	(0.06)	0.09	0.08
Contribution from affiliate	—	—	—	—	—	0.00(d)(e)
Distributions to shareholders from:
Net investment income	(1.42)	(2.98)	(3.03)	(3.06)	(2.16)	(3.99)
Net asset value, end of period	$93.43	$87.81	$90.40	$71.98	$52.12	$29.97
Total return (f)	8.10%	0.45%	30.31%	44.34%	81.93%	(44.68)%(g)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$33,409,439	$35,460,368	$39,039,650	$33,531,192	$25,084,339	$8,430,789
Ratios to average net assets:
Total expenses	0.08%(h)	0.08%	0.09%	0.10%	0.11%	0.13%
Net investment income (loss)	3.13%(h)	3.23%	3.30%	4.14%	4.54%	5.08%
Portfolio turnover rate (i)	7%(j)	19%	8%	9%	14%	13%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Contribution paid by an affiliate in the amount of $290,417.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(g)	The contribution from an affiliate had no impact on total return.
(h)	The ratios for periods less than one year are annualized.
(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(j)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Financial Select Sector SPDR Fund
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$45.31	$33.17	$30.31	$37.53	$24.06	$28.02
Income (loss) from investment operations:
Net investment income (loss) (b)	0.38	0.66	0.67	0.68	0.61	0.60
Net realized and unrealized gain (loss) (c)	4.51	12.15	2.86	(7.21)	13.44	(3.94)
Total from investment operations	4.89	12.81	3.53	(6.53)	14.05	(3.34)
Net equalization credits and charges (b)	0.01	(0.01)	0.00(d)	(0.02)	0.02	(0.02)
Distributions to shareholders from:
Net investment income	(0.39)	(0.66)	(0.67)	(0.67)	(0.60)	(0.60)
Net asset value, end of period	$49.82	$45.31	$33.17	$30.31	$37.53	$24.06
Total return (e)	10.81%	38.82%	11.67%	(17.67)%	58.79%	(11.98)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$52,080,589	$42,293,858	$30,598,309	$26,953,933	$40,412,690	$16,646,404
Ratios to average net assets:
Total expenses	0.08%(f)	0.08%	0.09%	0.10%	0.11%	0.13%
Net investment income (loss)	1.56%(f)	1.66%	1.97%	1.83%	1.80%	2.30%
Portfolio turnover rate (g)	2%(h)	3%	23%	4%	3%	4%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of units. on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Health Care Select Sector SPDR Fund
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$154.01	$128.72	$121.02	$127.26	$105.56	$90.13
Income (loss) from investment operations:
Net investment income (loss) (b)	1.19	2.28	2.13	1.95	1.85	1.66
Net realized and unrealized gain (loss) (c)	(8.07)	25.32	7.69	(6.27)	21.65	16.08
Total from investment operations	(6.88)	27.60	9.82	(4.32)	23.50	17.74
Net equalization credits and charges (b)	(0.01)	(0.04)	0.01	0.04	0.01	(0.00)(d)
Distributions to shareholders from:
Net investment income	(1.19)	(2.27)	(2.13)	(1.96)	(1.81)	(2.31)
Net asset value, end of period	$145.93	$154.01	$128.72	$121.02	$127.26	$105.56
Total return (e)	(4.45)%	21.53%	8.10%	(3.47)%	22.37%	19.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$38,484,646	$41,830,223	$37,705,483	$35,805,067	$30,358,856	$23,873,455
Ratios to average net assets:
Total expenses	0.08%(f)	0.08%	0.09%	0.10%	0.11%	0.13%
Net investment income (loss)	1.64%(f)	1.60%	1.62%	1.48%	1.54%	1.67%
Portfolio turnover rate (g)	1%(h)	2%	3%	2%	4%	3%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Industrial Select Sector SPDR Fund
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$135.51	$101.34	$82.79	$97.77	$76.98	$77.66
Income (loss) from investment operations:
Net investment income (loss) (b)	1.07	1.84	1.71	1.52	1.27	1.39
Net realized and unrealized gain (loss) (c)	(4.43)	34.18	18.56	(14.94)	20.81	(0.68)
Total from investment operations	(3.36)	36.02	20.27	(13.42)	22.08	0.71
Net equalization credits and charges (b)	(0.01)	(0.01)	(0.01)	(0.04)	0.01	0.02
Contribution from affiliate	—	—	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(1.07)	(1.84)	(1.71)	(1.52)	(1.30)	(1.41)
Net asset value, end of period	$131.07	$135.51	$101.34	$82.79	$97.77	$76.98
Total return (e)	(2.50)%	35.75%	24.50%(f)	(13.95)%	28.74%	1.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,952,633	$19,537,107	$14,412,862	$11,104,720	$17,367,182	$12,179,734
Ratios to average net assets:
Total expenses	0.08%(g)	0.08%	0.09%	0.10%	0.11%	0.13%
Net investment income (loss)	1.57%(g)	1.55%	1.69%	1.54%	1.33%	1.87%
Portfolio turnover rate (h)	2%(i)	7%	9%	7%	2%	3%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The contribution from an affiliate had no impact on total return.
(g)	The ratios for periods less than one year are annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(i)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Materials Select Sector SPDR Fund
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$96.42	$78.55	$67.98	$79.11	$63.62	$58.17
Income (loss) from investment operations:
Net investment income (loss) (b)	0.86	1.55	1.59	1.64	1.45	1.23
Net realized and unrealized gain (loss) (c)	(10.47)	18.12	10.62	(11.02)	15.43	5.47
Total from investment operations	(9.61)	19.67	12.21	(9.38)	16.88	6.70
Net equalization credits and charges (b)	0.01	(0.04)	(0.01)	(0.06)	(0.00)(d)	(0.03)
Distributions to shareholders from:
Net investment income	(0.85)	(1.76)	(1.63)	(1.69)	(1.39)	(1.22)
Net asset value, end of period	$85.97	$96.42	$78.55	$67.98	$79.11	$63.62
Total return (e)	(9.95)%	25.18%	17.97%	(12.23)%	26.60%	11.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,207,306	$5,555,902	$4,942,608	$4,702,427	$7,501,906	$3,917,044
Ratios to average net assets:
Total expenses	0.08%(f)	0.08%	0.09%	0.10%	0.11%	0.13%
Net investment income (loss)	1.91%(f)	1.79%	1.99%	1.97%	1.83%	2.15%
Portfolio turnover rate (g)	20%(h)	13%	3%	2%	5%	4%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Real Estate Select Sector SPDR Fund
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$44.67	$34.07	$36.00	$44.47	$35.30	$39.35
Income (loss) from investment operations:
Net investment income (loss) (b)	0.71	1.20	1.20	0.86	0.85	0.88
Net realized and unrealized gain (loss) (c)	(2.81)	10.73	(1.79)	(7.99)	9.66	(3.78)
Total from investment operations	(2.10)	11.93	(0.59)	(7.13)	10.51	(2.90)
Net equalization credits and charges (b)	(0.01)	0.05	(0.01)	0.03	0.05	(0.05)
Distributions to shareholders from:
Net investment income	(0.70)	(1.38)	(1.33)	(1.37)	(1.39)	(1.10)
Net asset value, end of period	$41.86	$44.67	$34.07	$36.00	$44.47	$35.30
Total return (d)	(4.70)%	35.70%	(1.81)%	(16.46)%	30.42%	(7.46)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,352,017	$8,303,552	$4,093,339	$4,612,173	$4,282,141	$2,264,406
Ratios to average net assets:
Total expenses	0.08%(e)	0.08%	0.09%	0.10%	0.11%	0.13%
Net investment income (loss)	3.33%(e)	3.07%	3.20%	1.90%	2.05%	2.42%
Portfolio turnover rate (f)	2%(g)	5%	9%	11%	4%	5%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	The ratios for periods less than one year are annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(g)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Technology Select Sector SPDR Fund
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$225.80	$163.89	$118.73	$149.35	$116.76	$80.51
Income (loss) from investment operations:
Net investment income (loss) (b)	0.76	1.52	1.42	1.24	1.11	1.20
Net realized and unrealized gain (loss) (c)	(19.33)	61.94	45.14	(30.62)	32.60	36.24
Total from investment operations	(18.57)	63.46	46.56	(29.38)	33.71	37.44
Net equalization credits and charges (b)	0.00(d)	0.01	—	(0.00)(d)	(0.02)	(0.00)(d)
Distributions to shareholders from:
Net investment income	(0.76)	(1.56)	(1.40)	(1.24)	(1.10)	(1.19)
Net asset value, end of period	$206.47	$225.80	$163.89	$118.73	$149.35	$116.76
Total return (e)	(8.25)%	38.79%	39.34%	(19.82)%	28.93%	46.88%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$64,163,190	$70,090,741	$47,587,429	$35,656,531	$43,022,516	$34,095,026
Ratios to average net assets:
Total expenses	0.08%(f)	0.08%	0.09%	0.10%	0.11%	0.13%
Net investment income (loss)	0.66%(f)	0.75%	0.96%	0.83%	0.81%	1.24%
Portfolio turnover rate (g)	1%(h)	39%	19%	9%	4%	3%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	The Utilities Select Sector SPDR Fund
	Six Months Ended 3/31/25 (Unaudited)	Year Ended 9/30/24	Year Ended 9/30/23	Year Ended 9/30/22(a)	Year Ended 9/30/21(a)	Year Ended 9/30/20(a)
Net asset value, beginning of period	$80.76	$58.94	$65.46	$63.88	$59.40	$64.73
Income (loss) from investment operations:
Net investment income (loss) (b)	1.14	2.08	1.98	1.96	1.86	2.00
Net realized and unrealized gain (loss) (c)	(1.88)	21.93	(6.40)	1.61	4.61	(5.36)
Total from investment operations	(0.74)	24.01	(4.42)	3.57	6.47	(3.36)
Net equalization credits and charges (b)	0.00(d)	0.02	0.02	0.04	(0.01)	(0.02)
Distributions to shareholders from:
Net investment income	(1.18)	(2.21)	(2.12)	(2.03)	(1.98)	(1.95)
Net asset value, end of period	$78.84	$80.76	$58.94	$65.46	$63.88	$59.40
Total return (e)	(0.87)%	41.54%	(7.02)%	5.46%	10.95%	(5.12)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,958,774	$18,501,150	$13,186,436	$16,119,053	$11,956,669	$11,405,751
Ratios to average net assets:
Total expenses	0.08%(f)	0.08%	0.09%	0.10%	0.11%	0.13%
Net investment income (loss)	2.89%(f)	3.13%	2.96%	2.76%	2.89%	3.29%
Portfolio turnover rate (g)	1%(h)	5%	3%	4%	3%	3%
(a)	Beginning with the year ended September 30, 2023, the Fund was audited by Cohen & Company. The previous years were audited by another independent registered public accounting firm.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	The ratios for periods less than one year are annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions on Select Sector SPDR shares.
(h)	Not annualized.
See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

1.    Organization
The Select Sector SPDR Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of March 31, 2025, the Trust consists of eleven (11) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
The Communication Services Select Sector SPDR Fund
The Consumer Discretionary Select Sector SPDR Fund
The Consumer Staples Select Sector SPDR Fund
The Energy Select Sector SPDR Fund
The Financial Select Sector SPDR Fund
The Health Care Select Sector SPDR Fund
The Industrial Select Sector SPDR Fund
The Materials Select Sector SPDR Fund
The Real Estate Select Sector SPDR Fund
The Technology Select Sector SPDR Fund
The Utilities Select Sector SPDR Fund
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Trust has entered into an Indemnification Agreement with each trustee who is not an “interested person” (as defined in the 1940 Act) (each, an “Independent Trustee”) providing for indemnification of the Independent Trustee by the Trust consistent with the foregoing and providing procedures for seeking and obtaining indemnification advancement of expenses. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' respective Select Sector Index, which in turn could result in a difference between the Fund's performance and the performance of the Fund's respective Select Sector Index. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of March 31, 2025 is disclosed in each Fund’s respective  Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or recoverable as of March 31, 2025, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

The Funds in the following  tables each entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity. The following tables summarize the value of the Fund's derivative instruments as of March 31, 2025, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
The Consumer Staples Select Sector SPDR Fund
Futures Contracts	$—	$—	$—	$2,039,226	$—	$2,039,226
The Energy Select Sector SPDR Fund
Futures Contracts	—	—	—	3,528,000	—	3,528,000
The Financial Select Sector SPDR Fund
Futures Contracts	—	—	—	3,005,000	—	3,005,000
The Materials Select Sector SPDR Fund
Futures Contracts	—	—	—	25,900	—	25,900
The Real Estate Select Sector SPDR Fund
Futures Contracts	—	—	—	399,875	—	399,875
The Utilities Select Sector SPDR Fund
Futures Contracts	—	—	—	153,028	—	153,028
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
The Communication Services Select Sector SPDR Fund
Futures Contracts	$—	$—	$—	$73,500	$—	$73,500
The Consumer Discretionary Select Sector SPDR Fund
Futures Contracts	—	—	—	214,130	—	214,130
The Industrial Select Sector SPDR Fund
Futures Contracts	—	—	—	3,750	—	3,750
The Technology Select Sector SPDR Fund
Futures Contracts	—	—	—	3,529,350	—	3,529,350

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
The Communication Services Select Sector SPDR Fund
Futures Contracts	$—	$—	$—	$(1,464,822)	$—	$(1,464,822)
The Consumer Staples Select Sector SPDR Fund
Futures Contracts	—	—	—	(4,806,248)	—	(4,806,248)
The Energy Select Sector SPDR Fund
Futures Contracts	—	—	—	(12,563,422)	—	(12,563,422)
The Financial Select Sector SPDR Fund
Futures Contracts	—	—	—	(1,823,288)	—	(1,823,288)
The Industrial Select Sector SPDR Fund
Futures Contracts	—	—	—	(1,466,713)	—	(1,466,713)
The Materials Select Sector SPDR Fund
Futures Contracts	—	—	—	(2,001,827)	—	(2,001,827)
The Real Estate Select Sector SPDR Fund
Futures Contracts	—	—	—	(2,061,087)	—	(2,061,087)
The Technology Select Sector SPDR Fund
Futures Contracts	—	—	—	(3,195,126)	—	(3,195,126)
The Utilities Select Sector SPDR Fund
Futures Contracts	—	—	—	(490,968)	—	(490,968)
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
The Communication Services Select Sector SPDR Fund
Futures Contracts	$—	$—	$—	$(74,490)	$—	$(74,490)
The Consumer Discretionary Select Sector SPDR Fund
Futures Contracts	—	—	—	(214,264)	—	(214,264)
The Consumer Staples Select Sector SPDR Fund
Futures Contracts	—	—	—	2,036,563	—	2,036,563
The Energy Select Sector SPDR Fund
Futures Contracts	—	—	—	872,483	—	872,483
The Financial Select Sector SPDR Fund
Futures Contracts	—	—	—	3,003,680	—	3,003,680
The Industrial Select Sector SPDR Fund
Futures Contracts	—	—	—	(693,226)	—	(693,226)
The Materials Select Sector SPDR Fund
Futures Contracts	—	—	—	(347,623)	—	(347,623)
The Real Estate Select Sector SPDR Fund
Futures Contracts	—	—	—	488,517	—	488,517
The Technology Select Sector SPDR Fund
Futures Contracts	—	—	—	(5,255,250)	—	(5,255,250)
The Utilities Select Sector SPDR Fund
Futures Contracts	—	—	—	(1,407,737)	—	(1,407,737)

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

5.    Fees and Transactions with Affiliates
Advisory and Administration Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, each Fund pays the Adviser a fee accrued daily and paid monthly. The advisory fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based on the relative net assets of each Fund. The advisory fee is a sliding scale fee calculated as follows: (i) 0.05% of average daily net assets of the Trust up to the first $12.5 billion of net assets; (ii) 0.04% of average daily net assets of the Trust up to the next $17.5 billion of net assets; (iii) 0.035% of average daily net assets of the Trust up to the next $20.0 billion of net assets; (iv) 0.03% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (v) 0.0285% of average daily net assets of the Trust up to the next $50.0 billion of net assets; (vi) 0.0271% of average daily net assets of the Trust up to the next $50.0 billion of net assets; and (vii) 0.0256% of average daily net assets of the Trust up to the next $100.0 billion of net assets; (viii) 0.0243% of average daily net assets of the Trust up to the next $100.0 billion of net assets; and 0.023% of average daily net assets on the remainder of net assets of the Trust.
The Trust has also entered into an Administration Agreement with SSGA FM to serve as each Fund's Administrator. For its administration services to the Funds, each Fund pays SSGA FM a fee accrued daily and paid monthly at a rate 0.0006% of its average daily net assets.
Unitary Fee
State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to each Fund of the Trust. A “unitary” fee is paid by each Fund to State Street for custody, sub-administration and transfer agency services provided to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. Effective January 1, 2018, the unitary fee structure was amended and  is calculated as follows: (i) $0 - $50 billion of net assets of the Trust, 0.015% of average daily net assets; (ii) over $50 billion - $75 billion of net assets of the Trust, 0.0125% of average daily net assets; (iii) over $75 billion - $100 billion of net assets of the Trust, 0.01% of average daily net assets; (iv) over $100 billion - $400 billion of net assets of the Trust, 0.004% of average daily net assets; and (v) over $400 billion of net assets of the Trust, 0.0025% of average daily net assets.
State Street is a wholly-owned subsidiary of State Street Corporation.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated July 10, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across participating affiliated funds, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 11 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2025, are disclosed in the Funds' respective Schedules of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Additional Expenses
Distributor
ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted by each Fund in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay fees, including fees to the Distributor, at an annualized rate of 0.25% of the average daily net assets of the Fund. Effective February 1, 2022, the Board limited each Fund's 12b-1 fee to an annual rate of 0.02% of its average daily net assets. This limitation is in effect through at least January 31, 2026.
License Fees
S&P Opco, LLC, a subsidiary of S&P Dow Jones Indices LLC and S&P Global (“S&P”), and NYSE Arca, Inc. (either directly or through affiliates) have entered into a license agreement with respect to each Fund's Select Sector Index. Each Fund pays an annual sub-license fee to S&P based on a percentage of its total expense ratio shown on the financial highlight for the most recent fiscal year. This rate is applied to the Fund’s average daily net assets. Future years’ sub-license fee rate will be based on a schedule of percentages applied to the most recent total expense ratio of a Fund shown in the, then, current annual report and applied to the average daily net assets of that Fund. Fees to S&P are generally paid quarterly.
7.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended March 31, 2025, were as follows:
	Purchases	Sales
The Communication Services Select Sector SPDR Fund	$3,297,383,227	$3,283,446,417
The Consumer Discretionary Select Sector SPDR Fund	1,946,332,178	1,959,942,286
The Consumer Staples Select Sector SPDR Fund	623,274,555	621,286,641
The Energy Select Sector SPDR Fund	2,413,744,601	2,410,390,561
The Financial Select Sector SPDR Fund	1,098,095,080	1,150,433,927
The Health Care Select Sector SPDR Fund	250,447,534	259,742,986
The Industrial Select Sector SPDR Fund	359,428,003	358,691,398
The Materials Select Sector SPDR Fund	1,129,360,847	1,138,332,888
The Real Estate Select Sector SPDR Fund	140,876,139	143,283,911
The Technology Select Sector SPDR Fund	951,393,593	951,614,630
The Utilities Select Sector SPDR Fund	181,374,759	175,193,694

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

For the period ended March 31, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
The Communication Services Select Sector SPDR Fund	$4,697,459,557	$4,187,578,172	$1,185,700,938
The Consumer Discretionary Select Sector SPDR Fund	8,208,559,630	7,431,220,305	1,740,474,824
The Consumer Staples Select Sector SPDR Fund	6,646,796,808	7,444,721,240	724,166,056
The Energy Select Sector SPDR Fund	6,710,602,787	10,865,730,332	1,207,492,996
The Financial Select Sector SPDR Fund	27,981,189,308	22,420,356,601	4,891,589,471
The Health Care Select Sector SPDR Fund	11,397,616,113	12,526,085,957	1,809,580,267
The Industrial Select Sector SPDR Fund	11,287,025,789	10,102,126,496	1,245,524,373
The Materials Select Sector SPDR Fund	4,144,522,470	3,769,249,988	124,879,370
The Real Estate Select Sector SPDR Fund	1,599,414,408	2,032,899,050	232,500,129
The Technology Select Sector SPDR Fund	6,983,251,143	6,811,597,379	2,784,641,659
The Utilities Select Sector SPDR Fund	6,448,109,223	6,507,661,936	816,907,331
9.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
10.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of September 30, 2024, SSGA FM has analyzed the Funds’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

As of March 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The Communication Services Select Sector SPDR Fund	$18,180,303,064	$3,161,994,097	$926,941,271	$2,235,052,826
The Consumer Discretionary Select Sector SPDR Fund	20,753,072,502	894,666,596	1,666,551,267	(771,884,671)
The Consumer Staples Select Sector SPDR Fund	18,141,054,713	1,043,714,641	2,356,431,858	(1,312,717,217)
The Energy Select Sector SPDR Fund	32,614,187,071	2,591,163,009	1,623,984,155	967,178,854
The Financial Select Sector SPDR Fund	49,216,627,302	4,412,426,520	1,522,812,727	2,889,613,793
The Health Care Select Sector SPDR Fund	42,315,472,174	2,215,349,432	6,055,850,814	(3,840,501,382)
The Industrial Select Sector SPDR Fund	21,522,983,686	689,391,883	2,221,849,216	(1,532,457,333)
The Materials Select Sector SPDR Fund	5,972,332,304	42,395,917	793,222,255	(750,826,338)
The Real Estate Select Sector SPDR Fund	7,965,034,192	266,777,080	897,454,026	(630,676,946)
The Technology Select Sector SPDR Fund	61,447,654,962	6,042,545,910	3,307,225,752	2,735,320,158
The Utilities Select Sector SPDR Fund	18,353,174,734	947,305,646	1,284,454,615	(337,148,969)
11.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of March 31, 2025, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of March 31, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
The Communication Services Select Sector SPDR Fund	$ 65,636,434	$ 63,269,993	$ 2,647,400	$ 65,917,393
The Consumer Discretionary Select Sector SPDR Fund	339,813,842	90,426,124	259,969,607	350,395,731
The Consumer Staples Select Sector SPDR Fund	207,480,897	93,327,006	118,875,738	212,202,744
The Energy Select Sector SPDR Fund	495,504,206	182,630,625	319,453,250	502,083,875

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
The Financial Select Sector SPDR Fund	$259,417,221	$39,487,577	$220,575,080	$260,062,657
The Health Care Select Sector SPDR Fund	240,917,975	13,175,920	233,524,149	246,700,069
The Industrial Select Sector SPDR Fund	284,210,006	49,807,256	238,761,986	288,569,242
The Materials Select Sector SPDR Fund	84,633,868	18,678,441	67,567,805	86,246,246
The Technology Select Sector SPDR Fund	324,856,650	33,134,682	300,580,708	333,715,390
The Utilities Select Sector SPDR Fund	406,001,954	75,924,225	334,623,218	410,547,443
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of March 31, 2025:
		Remaining Contractual Maturity of the Agreements as of March 31, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
The Communication Services Select Sector SPDR Fund	Common Stocks	$63,269,993	$—	$—	$—	$63,269,993	$63,269,993
The Consumer Discretionary Select Sector SPDR Fund	Common Stocks	90,426,124	—	—	—	90,426,124	90,426,124
The Consumer Staples Select Sector SPDR Fund	Common Stocks	93,327,006	—	—	—	93,327,006	93,327,006
The Energy Select Sector SPDR Fund	Common Stocks	182,630,625	—	—	—	182,630,625	182,630,625
The Financial Select Sector SPDR Fund	Common Stocks	39,487,577	—	—	—	39,487,577	39,487,577
The Health Care Select Sector SPDR Fund	Common Stocks	13,175,920	—	—	—	13,175,920	13,175,920
The Industrial Select Sector SPDR Fund	Common Stocks	49,807,256	—	—	—	49,807,256	49,807,256
The Materials Select Sector SPDR Fund	Common Stocks	18,678,441	—	—	—	18,678,441	18,678,441
The Technology Select Sector SPDR Fund	Common Stocks	33,134,682	—	—	—	33,134,682	33,134,682
The Utilities Select Sector SPDR Fund	Common Stocks	75,924,225	—	—	—	75,924,225	75,924,225
12.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market Risk
A Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
March 31, 2025 (Unaudited)

13.    Subsequent Events
Effective December 1, 2025, State Street Global Advisors Funds Distributors, LLC, an affiliate of the Adviser, will replace ALPS Portfolio Solutions Distributor, Inc. as the distributor of each series of the Trust.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable to this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits.

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR® Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	June 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	June 2, 2025